                                                   Registration Nos. 333-22931
                                                                     811-8282

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                     [ ]

                     Pre-Effective Amendment No. __              [ ]

                     Post-Effective Amendment No. 22             [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                 [ ]

                     Amendment No. 31                            [X]
                        (Check appropriate box or boxes.)

                              LOOMIS SAYLES FUNDS I
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     399 Boylston Street
                     Boston, Massachusetts                 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip Code)

Registrant's Telephone Number, including Area Code      (617) 449-2801
                                                        --------------

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):
[_] Immediately upon filing pursuant to paragraph (b)
[_] On (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    [GRAPHIC]


                                    [GRAPHIC]



                                           LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                            LOOMIS SAYLES SMALL CAP GROWTH FUND

                                             LOOMIS SAYLES SMALL CAP VALUE FUND

                                          LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                                       (formerly, Loomis Sayles Provident Fund)

                                                       LOOMIS SAYLES VALUE FUND

                                                   LOOMIS SAYLES WORLDWIDE FUND


       [LOGO]  Loomis Sayles Funds I

       [LOGO]  Loomis Sayles Funds II

                                                  prospectus . february 1, 2004

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY
  Loomis Sayles Aggressive Growth Fund                    2
  Loomis Sayles Small Cap Growth Fund                     5
  Loomis Sayles Small Cap Value Fund                      8
  Loomis Sayles Tax-Managed Equity Fund                  11
  Loomis Sayles Value Fund                               14
  Loomis Sayles Worldwide Fund                           17
  Summary of Principal Risks                             20

EXPENSES OF THE FUNDS                                    24

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
 AND RISK CONSIDERATIONS                                 26

MANAGEMENT                                               37
  Investment Adviser                                     37
  Distribution Plans and Administrative and Other Fees   38
  Portfolio Managers                                     38

GENERAL INFORMATION                                      40
  Pricing                                                40
  How to Purchase Shares                                 40
  How to Redeem Shares                                   43
  How to Exchange Shares                                 45
  Dividends and Distributions                            47
  Tax Consequences                                       47

FINANCIAL HIGHLIGHTS                                     50

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return Summary describes the objective, principal investment strategies, principal risks, and performance of each Fund. Each Fund's summary pages include a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after these summary pages.

A more detailed description of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

Each Fund's Risk/Return Summary section includes a bar chart showing the Fund's annual returns and a table showing the Fund's average annual returns. The bar chart and table provide an indication of the historical risk of an investment in each Fund by showing:
.. how the Fund's performance varied from year-to-year over the life of the
  Fund; and
.. how the Fund's average annual returns for one year, five years (if applicable), ten years (if applicable), and over the life of the Fund compared to those of a broad based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities (which may include securities offered in the secondary markets or in initial public offerings) of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index, although the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. currency risk--the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. derivatives risk--the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. foreign risk--the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. liquidity risk--the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk--the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk--the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1 Until May 7, 1999, the Fund's name was the Loomis Sayles Mid-Cap Growth Fund.


                              [CHART]
Return
1997     1998      1999      2000      2001      2002      2003
-----    -----    ------    ------    ------    -------   ------
22.7%    11.6%    197.8%     -5.6%    -49.4%    -36.5%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up     % (   quarter,     ), and the Fund's
worst quarter was down     % (   quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell Midcap Growth Index, a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (12/31/96)
-------------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
RETURN BEFORE TAXES
   Institutional Class
   Retail Class
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
RUSSELL MIDCAP GROWTH INDEX
(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

LOOMIS SAYLES SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or other equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the remainder of its assets in companies of any size, including large capitalization companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. currency risk--the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. derivatives risk--the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. foreign risk--the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. liquidity risk--the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk--the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk--the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1

                                    [CHART]
Return
1997     1998     1999     2000      2001      2002       2003
-----   ------   ------   -------   ------    -------    ------
19.4%    18.7%    91.8%    -18.2%   -44.4%     -41.6%


The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up     % (   quarter,     ), and the Fund's
worst quarter was down     % (   quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is comprised of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Growth Index is comprised of those Russell 2000 companies with higher price-to-book and higher forecasted growth values. These indexes are unmanaged, have no operating costs, and are included to facilitate your comparison of the Fund's performance to broad-based market indexes.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (12/31/96)
-------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
RETURN BEFORE TAXES
   Institutional Class
   Retail Class
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
RUSSELL 2000 GROWTH INDEX
RUSSELL 2000 INDEX
(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

LOOMIS SAYLES SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or other equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the rest of its assets in larger companies.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that it believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may engage in foreign currency hedging transactions and also may invest in real estate investment trusts, Rule 144A securities, and, to the extent permitted by the Investment Company Act of 1940, investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. currency risk--the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. foreign risk--the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. liquidity risk--the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk--the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk--the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1,2

                                    [CHART]
Return
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
-----  ------   -----   -----   -----  -----    -----   -----   ------  -----
-8.2%   32.1%   30.4%   26.0%   -1.1%   0.4%    23.2%   13.9%   -13.3%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up     % (   quarter,   ), and the Fund's
worst quarter was down     % (   quarter,   ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell 2000 Index and the Russell 2000 Value Index. The Russell 2000 Index is comprised of the 2,000 smallest companies of the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031,2,3

--------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                                         Inception
                                                                 1 Year 5 Years 10 Years (5/13/91)
--------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND
RETURN BEFORE TAXES
   Institutional Class
   Retail Class
   Admin Class
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)4
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of
   Fund Shares
RUSSELL 2000 VALUE INDEX                                                                      5
RUSSELL 2000 INDEX                                                                            5
(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998), performance shown for Admin Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail and Admin Class shares.

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") through September 12, 2003. The assets and liabilities of the Predecessor Fund were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003.
3 Average annual total returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Fund through September 12, 2003. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, performance shown for those Classes is based on the performance of the Predecessor Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares of the Predecessor Fund. Institutional Class Shares of the Predecessor Fund commenced operations on May 13, 1991.
4 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
5 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

LOOMIS SAYLES TAX-MANAGED EQUITY FUND
(FORMERLY, LOOMIS SAYLES PROVIDENT FUND)

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities. The Fund may invest in companies of any size.

In seeking its investment objective, the Fund will use a tax-managed approach in an effort to minimize the effect of U.S. federal (and, in some cases, state) income tax on investment returns for investors who are subject to such taxes. This approach may involve, among other techniques, reducing the Fund's net capital gains by selling stocks on which it has unrealized loss, minimizing portfolio turnover, and identifying tax lots when selling part of a portfolio position.

In determining which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes will experience earnings growth rates that are above average and better than consensus earnings estimate over the next several years. In addition, Loomis Sayles may use a variety of valuation measures, including a company's price-to-earnings, price-to-book and price-to-cash flow ratios.

The Fund also may invest in U.S. Government securities, when-issued securities, convertible securities, zero coupon securities, real estate investment trusts, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk--the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. derivatives risk--the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. interest rate risk--the risk that the value of the Fund's investments will fall if interest rates rise.
.. liquidity risk--the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk--the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk--the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

.. tax risk--the risk that the Fund may be unsuccessful in minimizing the effect of U.S. federal income tax on investment returns.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1,2 Prior to May 12, 2003, the Fund's name was the Loomis Sayles Provident Fund and its was managed using different investment strategies. The Fund's performance may have been different under its current investment strategies.

                                    [CHART]
Return
1996     1997     1998     1999     2000     2001     2002     2003
-----   ------   ------   ------   ------   -------  -------  ------
15.6%    15.7%    34.2%    18.6%    17.4%    -11.7%   -13.0%


The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up   % (     quarter,     ), and the Fund's
worst quarter was down     % (   quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031,2,3

--------------------------------------------------------------------------------------------
                                                                                    Since
                                                                                  Inception
                                                                   1 year 5 years (10/1/95)4
--------------------------------------------------------------------------------------------
LOOMIS SAYLES TAX-MANAGED EQUITY FUND
RETURN BEFORE TAXES
   Institutional Class
RETURNS AFTER TAXES5
   Returns After Taxes on Distributions
   Returns After Taxes on Distributions and Sale of Fund Shares
STANDARD & POOR'S 500 INDEX6                                                            6
(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The annual total returns shown reflect the results of Loomis Sayles Tax-Managed Equity Fund, a series of Loomis Sayles Funds I (the "Predecessor Fund") through September 12, 2003. The assets and liabilities of the Predecessor Fund were reorganized into the Fund, a series of Loomis Sayles Funds II, on September 12, 2003.
3 Average annual total returns shown for Institutional Class shares of the Fund reflect the results of shares of the Predecessor Fund through September 12, 2003.
4 The Fund was registered under the Investment Company Act of 1940 and commenced operations on October 1, 1995. The Fund's shares were registered under the Securities Act of 1933 on March 3, 1997.
5 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
6 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

LOOMIS SAYLES VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund invests primarily in medium-sized and large-sized companies, although it may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that it believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. currency risk--the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. foreign risk--the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. liquidity risk--the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk--the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk--the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart show year-to-year changes in the performance of the Fund's Institutional Class shares.1 Until January 31, 2001, the Fund's name was the Loomis Sayles Core Value Fund.

                                    [CHART]
Return
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
-----  ------   -----   -----   -----  -----    -----   -----   ------  -----
-0.9%   35.2%   21.2%   29.2%   10.5%  -1.3%    7.4%    -5.7%   -16.7%


The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up     % (   quarter,     ), and the Fund's
worst quarter was down     % (   quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

-------------------------------------------------------------------------------------------------
                                                                                          Since
                                                                                        Inception
                                                                1 Year 5 Years 10 Years (5/13/91)
-------------------------------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND
RETURN BEFORE TAXES
   Institutional Class
RETURN AFTER TAXES2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of
   Fund Shares
STANDARD & POOR'S 500 INDEX                                                                  3
   (Index returns reflect no deduction for fees, expenses or
   taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

LOOMIS SAYLES WORLDWIDE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. Loomis Sayles' Global Asset Allocation Group allocates the Fund's assets among the following four sectors:

.. Domestic equities.
.. International equities.
.. Domestic fixed income securities.
.. International fixed income securities.

In deciding how to allocate the Fund's assets among the four sectors, Loomis Sayles' Global Asset Allocation Group attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to current value.

In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. Loomis Sayles may hedge currency risk for the Fund if it believes the outlook for a particular foreign currency is unfavorable.

The Fund may engage in foreign currency hedging transactions and options and futures transactions. The Fund also may invest in collateralized mortgage obligations, zero coupon securities, when-issued securities, real estate investment trusts, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk--the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.

.. derivatives risk--the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. currency risk--the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. foreign risk--the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. interest rate risk--the risk that the value of the Fund's investments will fall if interest rates rise.
.. liquidity risk--the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk--the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk--the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/

                                    [CHART]
Return
1997     1998     1999     2000     2001     2002     2003
-----   ------   ------   ------   ------   ------   ------
3.5%     3.0%     60.5%    -4.5%    -6.2%    -0.3%


The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up     % (   quarter,     ), and the Fund's
worst quarter was down     % (   quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (5/1/96)
------------------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND
RETURN BEFORE TAXES
   Institutional Class
RETURN AFTER TAXES2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
STANDARD & POOR'S 500 INDEX                                                           3
(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. Each Fund could be subject to additional principal risks because the types of investments made by each Fund can change over time.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each Fund may be subject to credit risk to the extent that it invests in fixed income securities or over-the-counter transactions.

Funds that may invest in lower rated fixed income securities ("junk bonds") are subject to greater credit risk and market risk than Funds that invest in higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Funds that may invest in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Funds that may invest in securities denominated in, or received revenues in, foreign currency are subject to currency risk.

DERIVATIVES RISK

The Funds may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Funds may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Funds also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. If a Fund uses derivatives, it also faces additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire foreign investment.

Funds that invest in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund's investments to decline.

Each Fund also faces increased interest rate risk when it invests in fixed income securities paying no current interest, such as zero coupon securities.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

MARKET RISK

This is the risk that the value of a Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's stock may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed income securities to actual or perceived changes in the company's financial condition or prospects.

Market risk generally is greater for funds that invest substantially in small and medium-sized companies, since these companies tend to be more vulnerable to adverse developments than large companies. Furthermore, for Funds that invest in fixed income securities, market risk tends to be greater when a Fund invests in fixed income securities with longer maturities.

EXPENSES OF THE FUNDS

The following tables present the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds impose a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                             TOTAL
                                                            ANNUAL      FEE
                                     DISTRIBUTION            FUND     WAIVER/
                          MANAGEMENT   (12B-1)     OTHER   OPERATING REIMBURSE-    NET
FUND/CLASS                   FEES        FEES     EXPENSES EXPENSES    MENT*    EXPENSES*
-----------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE
GROWTH FUND
  Institutional Class
  Retail Class
-----------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP
GROWTH FUND
  Institutional Class
  Retail Class
-----------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP
VALUE FUND
  Institutional Class
  Retail Class
  Admin Class                                        **
-----------------------------------------------------------------------------------------
LOOMIS SAYLES TAX-MANAGED
EQUITY FUND
  Institutional Class
-----------------------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND
  Institutional Class
-----------------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE
FUND
  Institutional Class
-----------------------------------------------------------------------------------------

 * Reflects Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2005.
 ** Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods.

This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.


FUND/CLASS                            1 YEAR* 3 YEARS* 5 YEARS* 10 YEARS*
-------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
  Institutional Class
  Retail Class
-------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
  Institutional Class
  Retail Class
-------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND
  Institutional Class
  Retail Class
  Admin Class
-------------------------------------------------------------------------
LOOMIS SAYLES TAX-MANAGED EQUITY FUND
  Institutional Class
-------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND
  Institutional Class
-------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND
  Institutional Class
-------------------------------------------------------------------------

 * Expenses shown for each Fund include the fee waiver/reimbursement for the first year of each period.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except where specifically noted elsewhere in this Prospectus, each Fund may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

To the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (the "SEC"), each Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks, preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally.

  GROWTH STOCKS Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. The Loomis Sayles Aggressive Growth Fund, the Loomis Sayles Small Cap Growth Fund and the Loomis Sayles Tax-Managed Equity Fund generally invest a significant portion of their assets in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

  VALUE STOCKS Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it. The Loomis Sayles Value Fund and the Loomis Sayles Small Cap Value Fund generally invest a significant portion of their assets in value stocks.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally be directly correlated with the value of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions are an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States other than obligations of supranational entities are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and a Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

INVESTMENT COMPANIES

Investment companies, including companies such as iShares and "SPDRs," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder in an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and will remain subject to the investment company's advisory and administration fees with respect to the assets so invested.

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve a Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. Each Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Funds' trustees, that a particular issue of Rule 144A securities is liquid.

SECURITIES LENDING

Securities lending involves a Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

SWAP TRANSACTIONS

A Fund may enter into interest rate or currency swaps to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

A swap transaction involves an agreement (typically with a bank or a brokerage firm as counter party) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each Fund may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES

U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not.

Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.

Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

In addition to investing directly in U.S. Government securities, a Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

WHEN-ISSUED SECURITIES

A when-issued security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

ZERO COUPON SECURITIES

Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. If a Fund invests in zero coupon securities, it is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees oversees each Fund and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02111.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:


Fund                                  Management Fee
----------------------------------------------------
Loomis Sayles Aggressive Growth Fund
----------------------------------------------------
Loomis Sayles Small Cap Growth Fund
----------------------------------------------------
Loomis Sayles Tax-Managed Equity Fund
----------------------------------------------------
Loomis Sayles Small Cap Value Fund
----------------------------------------------------
Loomis Sayles Tax-Managed Equity Fund
----------------------------------------------------
Loomis Sayles Value Fund
----------------------------------------------------
Loomis Sayles Small Cap Value Fund
----------------------------------------------------
Loomis Sayles Worldwide Fund
----------------------------------------------------

Certain expenses incurred by each Fund would have been higher if not for Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2005.

DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES

For the Retail and Admin Classes of the Funds, the Funds offering those classes have adopted distribution plans under Rule 12b-1 of the Investment Company Act of 1940 that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is .25% of a Fund's average daily net assets attributable to the shares of a particular Class. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Admin Class shares are offered exclusively through intermediaries, who will be the record owners of the shares. Admin Class shares may pay an administrative fee at an annual rate of up to .25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to .25% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except where noted, each portfolio manager has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND Christopher R. Ely, David L. Smith, and Philip C. Fine, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Fund since 1999.

LOOMIS SAYLES SMALL CAP GROWTH FUND Christopher R. Ely, Philip C. Fine, and David L. Smith have served as portfolio managers of the Fund since its inception in 1996.

LOOMIS SAYLES SMALL CAP VALUE FUND Joseph R. Gatz and Daniel G. Thelen, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Fund since 2000.

LOOMIS SAYLES TAX-MANAGED EQUITY FUND Robert Ix, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since September, 2002. Prior to joining Loomis Sayles in 1999, Mr. Ix served as a Portfolio Manager at The Bank of New York. Mark Shank, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since June 2003.

LOOMIS SAYLES VALUE FUND Jeffrey W. Wardlow, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since its inception in 1991. Warren Koontz, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2000. James Carroll, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2002.

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. David Rolley, Vice President of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since 2000. Robert Ix, Vice President of Loomis Sayles, has served as the portfolio manger of the domestic equity securities sector of the Fund since September 2002. Alex Muromcew, John Tribolet, and Eswar Menon have served as portfolio managers of the international equity securities sector of the fund since 1999.

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of each Fund equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of each Fund in several ways:

 . BY MAIL You can buy shares of each Fund by submitting a completed application form, which is available by calling Loomis Sayles Funds at 1-800-633-3330 for the desired Fund or Funds, along with a check payable to State Street Bank and Trust Company or Loomis Sayles Funds for the amount of your purchase to:

       Loomis Sayles Funds
       P.O. Box 219594
       Kansas City, MO 61421-9594

 . THROUGH A FINANCIAL ADVISER Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for his or her services.

 . THROUGH SYSTEMATIC INVESTING You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your financial adviser or by calling Loomis Sayles Funds at 1-800-633-3330.

 . THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by CDC IXIS Asset Management Distributors, L.P., which can be contacted at 399 Boylston Street, Boston, MA 02116 (1-800-633-3330). Your broker-dealer may charge you a fee for effecting such transactions.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund's NAV on that day.

Shares of each Fund may be purchased by (1) check, (2) exchanging securities acceptable to Loomis Sayles Funds, (3) exchanging shares of the same Class of any other Fund, provided the value of the shares exchanged meets the investment minimum of the Fund, or (4) a combination of such methods. The exchange of securities for the shares of the Fund is subject to various restrictions as described in the Statement of Additional Information.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company or Loomis Sayles. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company or Loomis Sayles (including third party checks) or starter checks. In addition, the Funds will not accept checks drawn on credit card accounts. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until it has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above address. Please include either the investment slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110
  ABA No. 011000028
  DDA 9904-622-9
  (Your account number)
  Attn: Custody and Shareholder Services
  (Name of Fund)

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market. The Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. The Funds reserve the right to refuse to open an account, close an account at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

Each Fund's shares may be purchased by all types of tax-deferred retirement plans. The Loomis Sayles Tax-Managed Equity Fund may not be appropriate for tax-exempt investors. If you wish to open an individual retirement account
(IRA) with a Fund, Loomis Sayles Funds has retirement plan forms available. The minimum initial investment for each Fund generally is $250,000 for Institutional Class shares and $2,500 for Retail Class shares. Because Admin Class shares are purchased exclusively through intermediaries there is no minimum. Each subsequent investment must be at least $50. The minimum initial investment for Institutional Class shares of the Loomis Sayles Tax-Managed Equity Fund is $250,000. Each subsequent investment in the Loomis-Sayles Tax-Managed Equity Fund must be at least $50,000. Loomis Sayles Funds may waive these minimums in its sole discretion.

In our continuing effort to reduce your Fund's expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statement and financial reports to your household. Additional copies may be obtained by calling 1-800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 and we will resume separate mailings within 30 days.

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the NYSE is open either through your financial advisor or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check or periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be sent to you via first class mail on the business day after your request is received in good order.

Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings.

Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, each Fund the right to redeem shares in kind.

 . REDEMPTIONS THROUGH YOUR FINANCIAL ADVISER Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.

 . REDEMPTIONS DIRECTLY FROM THE FUNDS Loomis Sayles Funds must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day's NAV.

   You may make redemptions directly from each Fund either by mail or by telephone.

 . BY MAIL Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to the following address:

       Loomis Sayles Funds
       P.O. Box 219594
       Kansas City, MO 61421-9594

   If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

 . BY TELEPHONE You may redeem shares by calling Loomis Sayles Funds at
   1-800-633-3330. Proceeds from telephone redemption requests can be wired to your bank account or sent by check in the name of the registered owner(s) to the record address.

   Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee (currently $5) will be deducted from the proceeds of each wire.

   A telephone redemption request must be received by Loomis Sayles Funds prior to the close of regular trading on the NYSE. If you telephone a redemption request after the NYSE closes or on a day when the NYSE is not open for business, Loomis Sayles Funds cannot accept the request, and you must make a new redemption request during regular trading on the NYSE.

   The maximum value of shares that you may redeem by telephone is $50,000. For your protection, telephone redemption requests will not be permitted if Loomis Sayles Funds or the Fund has been notified of an address change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

   The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

 . SYSTEMATIC WITHDRAWAL PLAN If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 1-800-633-3330 for more information or to set up a systematic withdrawal plan.

 . SIGNATURE GUARANTEE You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a signature guarantee for the following types of redemptions:

 . If you are redeeming shares worth more than $50,000.

 . If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the record address.

 . If the account registration has changed within the past 30 days.

 . If you are instructing us to wire the proceeds to a bank account not designated on the application.

Please note that a notary public cannot provide a signature guarantee. This guaranteed signature requirement may be waived by Loomis Sayles Funds in certain cases.

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange Retail Class shares of your Fund, subject to investment minimums, for Retail Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, a money market fund that is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund, subject to investment minimums, for Admin Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Admin Class shares without paying a sales charge or for Class A shares of CDC Nvest Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of CDC Nvest Cash Management Trust. All exchanges are subject to any restrictions described in the applicable Funds' prospectuses.

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Please call 1-800-633-3330 (option 3) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone, unless you have elected on your account application to decline telephone exchange privileges.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or groups of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund.

SHAREHOLDER TRADING POLICY

TRADING GUIDELINES. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account within any 90-day period; (ii) the account makes one or more exchange purchases of a given Fund within any 90-day period in an aggregate amount in excess of 1% of the Fund's total net assets;
(iii) more than twice within any 90-day period, there is a purchase in a Fund followed by a subsequent redemption; or (iv) there is a purchase into a Fund by an account followed by a subsequent redemption within any 90-day period in an aggregate amount in excess of 1% of the Fund's total net assets.

TRADE ACTIVITY MONITORING. Selected trades are monitored on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of such monitoring, a Fund believes that a shareholder or financial intermediary has engaged in market timing activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Distributor may restrict transactions by such identified shareholders or intermediaries. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of all shareholders. Because the Funds and the Distributor will not always be able to detect market timing activity, they cannot eliminate the possibility of excessive short-term trading. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts.

[REDEMPTION FEES. (For [list funds]) Shareholders may be charged a   %
redemption fee if they redeem, including redeeming by exchange, [eligible classes] shares of certain funds within [#] days of purchase. The Funds may begin to charge the redemption fee on other classes of shares when the Funds' transfer agent system has the capability of processing the fee across these other classes. The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited. See the section "Selling Restrictions" below that details the redemption fee policy and the Funds' statement of additional information for exceptions to the redemption policy.]

PLEASE REMEMBER THAT AN EXCHANGE MAY BE A TAXABLE EVENT FOR FEDERAL AND/OR STATE INCOME TAX PURPOSES, SO THAT YOU MAY REALIZE A GAIN OR LOSS THAT IS SUBJECT TO INCOME TAX.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each Fund generally declares and pays such dividends annually. Each Fund also distributes all of its net capital gains realized after applying any capital loss carryforwards. Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which each Fund declares or pays dividends.

You may choose to:

.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state, or local tax consequences.

Because the Tax-Managed Equity Fund is designed with a view to reducing taxes, it may not be appropriate for tax-exempt investors, such as pension plans, endowments and foundations.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

The discussion below, to the extent relating to shareholder-level consequences, relates solely to taxable shareholders.

Distributions of investment income from each Fund are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Distributions of net short-term capital gains, which result from the sale of securities that a Fund had held for one year or less, less any net long-term capital losses, are taxable as ordinary income. Properly designated distributions of net long-term capital gains, which result from the sale of securities that a Fund had held for more than one year, less any net short-term capital losses, are taxable as long-term capital gains (generally, taxable at a maximum rate of 20%).

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares of the Fund. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that a Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include interest from fixed-income securities or, generally, income from real estate investment trusts. In addition, for a distribution to be eligible for treatment as qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the Statement of Additional Information, under "Distribution and Taxes."

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the

Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

A Fund's investments investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distributions requirements.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on you own tax situation, including possible foreign, state and local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by           . The report of           ,
which is incorporated by reference in the SAI, and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 1-800-633-3330.

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statement of additional information (SAI) and annual and semi-annual reports to shareholders provide additional information about the Funds' investments. The SAI, the auditor's report, and the most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds described in this Prospectus and other Loomis Sayles Funds or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles Funds' web site at http://www.loomissayles.com, or by calling Loomis Sayles Funds toll-free at 1-800-633-3330.

You may review and copy information about each Fund, including its reports and SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' file numbers as set forth below.

Loomis Sayles Funds I
File No. 811-8282
Loomis Sayles Funds II
File No. 811-6241

                [LOGO] Loomis Sayles Loomis Sayles Funds
                                     P.O. Box 219594
                                     Kansas City, MO 61421-9594
                                     1-800-633-3330
                                     www.loomissayles.com

                                    [GRAPHIC]


                                    [GRAPHIC]



                                         LOOMIS SAYLES BENCHMARK CORE BOND FUND

                                                        LOOMIS SAYLES BOND FUND

                                                 LOOMIS SAYLES GLOBAL BOND FUND

[LOGO]  Loomis Sayles Funds I

                                                  prospectus . february 1, 2004

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY
  General Information                                   1
  Loomis Sayles Benchmark Core Bond Fund                2
  Loomis Sayles Bond Fund                               4
  Loomis Sayles Global Bond Fund                        7
  Summary of Principal Risks                           10

EXPENSES OF THE FUNDS                                  13

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
 AND RISK CONSIDERATIONS                               15

MANAGEMENT                                             28
  Investment Adviser                                   28
  Distribution Plans and Administrative and Other Fees 28
  Portfolio Managers                                   29

GENERAL INFORMATION                                    30
  Pricing                                              30
  How to Purchase Shares                               30
  How to Redeem Shares                                 32
  How to Exchange Shares                               35
  Dividends and Distributions                          36
  Tax Consequences                                     36

FINANCIAL HIGHLIGHTS                                   38

APPENDIX A                                             39

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return Summary describes the objective, principal investment strategies, principal risks, and performance of each Fund. Each Fund's summary pages include a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after these summary pages.

A more detailed description of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

Each Fund's Risk/Return Summary section includes a bar chart showing the Fund's annual returns and a table showing the Fund's average annual returns. The bar chart and table provide an indication of the historical risk of an investment in each Fund by showing:
.. how the Fund's performance varied from year-to-year over the life of the
  Fund; and
.. how the Fund's average annual returns for one year, five years (if applicable), ten years (if applicable), and over the life of the Fund compared to those of a broad based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LOOMIS SAYLES BENCHMARK CORE BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities (including government, corporate, mortgage-backed and asset-backed securities). The Fund may invest in fixed income securities of any maturity.

Loomis Sayles allocates the Fund's assets across various segments of the investment grade bond market in proportions that are generally similar to the weightings of such segments in the Lehman Aggregate Bond Index (the "Index"). Loomis Sayles seeks to create a portfolio that is generally similar to the Index with respect to such key investment attributes as duration, cash flows, industry sectors, credit quality and call protection. Within that context, Loomis Sayles selects securities that it believes are best positioned to outperform the relevant market segment. In making this determination Loomis Sayles will consider, among other things, the financial strength of a particular issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments. The Fund's investments in a particular segment, asset class, or issuer may exceed or be less than those of the Index, and, accordingly, the Fund's performance will vary from that of the Index.

The Fund may invest up to 20% of its assets in foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The Fund also may invest in U.S. Government securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, collateralized mortgage obligations, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/ Until May 1, 2002, the Fund's name was the Loomis Sayles Core Fixed Income Fund.

                                    [CHART]

RETURN

1997/2/  1998  1999   2000  2001  2002   2003
-------  ----  -----  ----  ----  ----  -----
9.3%     8.3%  -2.2%  9.5%  8.5%  8.4%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up       % (       quarter,       ), and the
Fund's worst quarter was down       % (       quarter,       ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Aggregate Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs and is included to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (4/24/96)2
-------------------------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK CORE BOND FUND
RETURN BEFORE TAXES
   Institutional Class
   Retail Class
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)3
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
LEHMAN BROTHERS AGGREGATE INDEX
(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Retail Class shares (April 30, 1992) performance shown for Retail Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class shares.

1The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2The Fund was registered under the Investment Company Act of 1940 and commenced operations on April 24, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

LOOMIS SAYLES BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 35% of its assets in lower rated fixed income securities ("junk bonds") and up to 20% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, real estate investment trusts, Rule 144A securities, repurchase agreements, and convertible securities. The Fund may engage in options and futures transactions, foreign currency hedging transactions, and swap transactions.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1, 2/

                                    [CHART]

RETURN

1994   1995   1996   1997   1998  1999  2000  2001  2002   2003
-----  -----  -----  -----  ----  ----  ----  ----  -----  ----
-4.1%  32.0%  10.3%  12.7%  4.7%  4.5%  4.4%  2.7%  13.3%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up       % (       quarter,       ), and the
Fund's worst quarter was down       % (       quarter,       ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031,2

--------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                                         Inception
                                                                 1 Year 5 Years 10 Years (5/16/91)
--------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
RETURN BEFORE TAXES
   Institutional Class
   Retail Class
   Admin Class
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)3
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of
   Fund Shares
LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX                                                      4
(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998), performance shown for Retail and Admin Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail and Admin Class shares.

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 Average annual total returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Bond Fund through December 31, 2002. For the periods before the inception of the Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 998) of the Predecessor Bond Fund, performance shown for those Classes is based on the performance of the Predecessor Bond Fund's Institutional Class shares, adjusted to reflect the higher fees paid by the Retail Class and Admin Class shares of the Predecessor Bond Fund. Institutional Class shares of the Predecessor Bond Fund commenced operations on May 16, 1991.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 Since inception date for the index covers the period from the month following after the Fund's inception date through December 31, 2003.

LOOMIS SAYLES GLOBAL BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities worldwide, although it may invest up to 20% of its assets in lower rated fixed income securities ("junk bonds"). Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, and Loomis Sayles' expectations regarding general trends in interest rates.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements, and convertible securities. The Fund may engage in options and futures transactions, foreign currency hedging transactions, and swap transactions.

PRINCIPAL RISKS - Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. foreign risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.

.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

Because the Fund may invest in emerging markets and developing countries, the Fund's returns may be significantly more volatile and may differ substantially from returns in U.S. fixed income securities markets. Your investment in the Fund also faces the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1, 2/

                                    [CHART]

RETURN

1994   1995   1996   1997  1998   1999  2000   2001  2002   2003
-----  -----  -----  ----  -----  ----  -----  ----  -----  ----
-8.7%  23.9%  15.0%  2.3%  10.6%  3.8%  -0.3%  5.1%  20.4%


The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up       % (       quarter,       ), and the
Fund's worst quarter was down       % (       quarter,       ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Salomon Brothers World Government Bond Index, a capitalization-weighted unmanaged index that tracks the performance of 14 government bond markets, and the Lehman Brothers Global Aggregate Index, an index that covers the most liquid portion of the global investment grade fixed-income bond market. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031,2


--------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                                         Inception
                                                                 1 Year 5 Years 10 Years (5/10/91)
--------------------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND
RETURN BEFORE TAXES
   Institutional Class
   Retail Class
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)3
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of
   Fund Shares
SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX                                                 4
LEHMAN BROTHERS GLOBAL AGGREGATE INDEX                                                       4
(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Retail Class shares (December 31, 1996), performance shown for Retail Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class shares.

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 Average annual total returns shown for the Institutional Class and Retail Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Global Bond Fund through December 31, 2002. For the periods before the inception of the Retail Class shares (December 31, 1996) of the Predecessor Global Bond Fund, performance shown for those Classes is based on the performance of the Predecessor Global Bond Fund's Institutional Class shares, adjusted to reflect the higher fees paid by the Retail Class and Admin Class shares of the Predecessor Global Bond Fund. Institutional Class shares of the Predecessor Global Bond Fund commenced operations on May 10, 1991
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. Each Fund could be subject to additional principal risks because the types of investments made by each Fund can change over time.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Funds that may invest in lower rated fixed income securities ("junk bonds") are subject to greater credit risk and market risk than Funds that invest in higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Funds that invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments.

Funds that may invest in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Funds that may invest in securities denominated in, or received revenues in, foreign currency are subject to currency risk.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire foreign investment.

Funds that invest in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund's investments to decline.

Even funds that generally invest a significant portion of their assets in high quality fixed income securities are subject to interest rate risk.

Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower rated fixed income securities ("junk bonds") or comparable unrated securities.

Interest rate risk also is greater for funds that generally invest in fixed income securities with longer maturities or durations than for funds that invest in fixed income securities with shorter maturities or durations.

Interest rate risk is compounded for funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously investment in these types of securities in fixed income securities with lower interest rates.

Each Fund also faces increased interest rate risk when it invests in fixed income securities paying no current interest, such as zero coupon securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

MARKET RISK

This is the risk that the value of a Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's stock may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed income securities to actual or perceived changes in the company's financial condition or prospects.

EXPENSES OF THE FUNDS

The following tables present the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds impose a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                             TOTAL
                                                            ANNUAL      FEE
                                     DISTRIBUTION            FUND     WAIVER/
                          MANAGEMENT   (12B-1)     OTHER   OPERATING REIMBURSE-    NET
FUND/CLASS                   FEES        FEES     EXPENSES EXPENSES    MENT*    EXPENSES*
-----------------------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK
CORE BOND FUND
  Institutional Class       0.30%        none                                     0.45%
  Retail Class              0.30%       0.25%                                     0.70%
-----------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
  Institutional Class       0.60%        none                                     0.75%
  Retail Class              0.60%       0.25%                                     1.00%
  Admin Class               0.60%       0.25%        **                           1.25%
-----------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND
FUND
  Institutional Class       0.40%        none                                     0.90%
  Retail Class              0.40%       0.25%                                     1.15%
-----------------------------------------------------------------------------------------

 * Reflects Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2005.
 ** Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.


FUND/CLASS                             1 YEAR* 3 YEARS* 5 YEARS* 10 YEARS*
--------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK CORE BOND FUND
  Institutional Class
  Retail Class
--------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
  Institutional Class
  Retail Class
  Admin Class
--------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND
  Institutional Class
  Retail Class
--------------------------------------------------------------------------

 * Expenses shown for each Fund include the fee waiver/reimbursement for the first year of each period.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except where specifically noted elsewhere in this Prospectus, each Fund may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

To the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (the "SEC"), each Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

ASSET-BACKED SECURITIES

Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the collateralized mortgage obligation (CMO) structure described below. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks, preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally be directly correlated with the value of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  INVESTMENT GRADE FIXED INCOME SECURITIES To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

  LOWER RATE FIXED INCOME SECURITIES A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time a Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.

  Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower rated fixed income securities, a Fund's achievement of its objective may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions are an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States other than obligations of supranational entities are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and a Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, such as Government National Mortgage Associate ("GNMA") certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade among nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the

European Investment Bank. Obligations of a supranational entity are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve a Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. Each Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Funds' trustees, that a particular issue of Rule 144A securities is liquid.

SECURITIES LENDING

Securities lending involves a Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

SWAP TRANSACTIONS

A Fund may enter into interest rate or currency swaps to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

A swap transaction involves an agreement (typically with a bank or a brokerage firm as counter party) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each Fund may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES

U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not.

Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.

Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

In addition to investing directly in U.S. Government securities, a Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

WHEN-ISSUED SECURITIES

A when-issued security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the

Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

ZERO COUPON SECURITIES

Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. If a Fund invests in zero coupon securities, it is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees oversees each Fund and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02111.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:


Fund                                   Management Fee
-----------------------------------------------------
Loomis Sayles Benchmark Core Bond Fund  [Fee Amount]
-----------------------------------------------------
Loomis Sayles Bond Fund
-----------------------------------------------------
Loomis Sayles Global Bond Fund
-----------------------------------------------------

Certain expenses incurred by each Fund would have been higher if not for Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2005.

DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES

For the Retail and Admin Classes of the Funds, the Funds offering those classes have adopted distribution plans under Rule 12b-1 of the Investment Company Act of 1940 that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is .25% of a Fund's average daily net assets attributable to the shares of a particular Class. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Admin Class shares are offered exclusively through intermediaries, who will be the record owners of the shares. Admin Class shares may pay an administrative fee at an annual rate of up to .25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to .25% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except where noted, each portfolio manager has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES BENCHMARK CORE BOND FUND Kurt L. Wagner and Clifton Rowe, Vice Presidents of Loomis Sayles, have served as co-portfolio managers of the Fund since May 2002 and February 2003, respectively.

LOOMIS SAYLES BOND FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as portfolio manager of the Fund since its inception in 1991. Kathleen C. Gaffney, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since October 1997.

LOOMIS SAYLES GLOBAL BOND FUND Kenneth M. Buntrock and David W. Rolley, Vice Presidents of Loomis Sayles, have served as co-portfolio managers of the Fund since September 2000.

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of each Fund equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of each Fund in several ways:

 . BY MAIL You can buy shares of each Fund by submitting a completed application form, which is available by calling Loomis Sayles Funds at 1-800-633-3330 for the desired Fund or Funds, along with a check payable to State Street Bank and Trust Company or Loomis Sayles Funds for the amount of your purchase to:

       Loomis Sayles Funds
       P.O. Box 219594
       Kansas City, MO 61421-9594

 . THROUGH A FINANCIAL ADVISER Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for his or her services.

 . THROUGH SYSTEMATIC INVESTING You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your financial adviser or by calling Loomis Sayles Funds at 1-800-633-3330.

 . THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by CDC IXIS Asset Management Distributors, L.P., which can be contacted at 399 Boylston Street, Boston, MA 02116 (1-800-633-3330). Your broker-dealer may charge you a fee for effecting such transactions.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund's NAV on that day.

Shares of each Fund may be purchased by (1) check, (2) exchanging securities acceptable to Loomis Sayles Funds, (3) exchanging shares of the same Class of any other Fund, provided the value of the shares exchanged meets the investment minimum of the Fund, or (4) a combination of such methods. The exchange of securities for the shares of the Fund is subject to various restrictions as described in the Statement of Additional Information.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company or Loomis Sayles. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company or Loomis Sayles (including third party checks) or starter checks. In addition, the Funds will not accept checks drawn on credit card accounts. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until it has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above address. Please include either the investment slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110
  ABA No. 011000028
  DDA 9904-622-9
  (Your account number)
  Attn: Custody and Shareholder Services
  (Name of Fund)

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market. The Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. The Funds reserve the right to refuse to open an account, close an account at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

Each Fund's shares may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with a Fund, Loomis Sayles Funds has retirement plan forms available. The minimum initial investment for each Fund generally is $250,000 for Institutional Class shares and $2,500 for Retail Class shares. Because Admin Class shares are purchased exclusively through intermediaries there is no minimum. The minimum initial investment for Institutional Class shares of the Loomis Sayles Bond Fund is $25,000. Each subsequent investment must be at least $50. Loomis Sayles Funds may waive these minimums in its sole discretion. At the discretion of Loomis, Sayles & Company, L.P., employees and clients of Loomis, Sayles & Company, L.P. may purchase Institutional or Class Y shares of the funds below the stated minimums.

In our continuing effort to reduce your Fund's expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statement and financial reports to your household. Additional copies may be obtained by calling 1-800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 and we will resume separate mailings within 30 days.

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the NYSE is open either through your financial advisor or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check or periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be wired to your broker-dealer on the third business day after your request is received in good order.

Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings.

Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, each Fund the right to redeem shares in kind.

 . REDEMPTIONS THROUGH YOUR FINANCIAL ADVISER Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.

 . REDEMPTIONS DIRECTLY FROM THE FUNDS Loomis Sayles Funds must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day's NAV.

You may make redemptions directly from each Fund either by mail or by telephone.

 . BY MAIL Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to the following address:

       Loomis Sayles Funds
       P.O. Box 219594
       Kansas City, MO 61421-9594

   If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

 . BY TELEPHONE You may redeem shares by calling Loomis Sayles Funds at
   1-800-633-3330. Proceeds from telephone redemption requests can be wired to your bank account or sent by check in the name of the registered owner(s) to the record address.

   Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee (currently $5) will be deducted from the proceeds of each wire.

   A telephone redemption request must be received by Loomis Sayles Funds prior to the close of regular trading on the NYSE. If you telephone a redemption request after the NYSE closes or on a day when the NYSE is not open for business, Loomis Sayles Funds cannot accept the request, and you must make a new redemption request during regular trading on the NYSE.

  The maximum value of shares that you may redeem by telephone is $50,000. For your protection, telephone redemption requests will not be permitted if Loomis Sayles Funds or the Fund has been notified of an address change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

  The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

 . SYSTEMATIC WITHDRAWAL PLAN If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 1-800-633-3330 for more information or to set up a systematic withdrawal plan.

 . SIGNATURE GUARANTEE You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a signature guarantee for the following types of redemptions:

 . If you are redeeming shares worth more than $50,000.
 . If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the record address.
 . If the account registration has changed within the past 30 days.
 . If you are instructing us to wire the proceeds to a bank account not designated on the application.

Please note that a notary public cannot provide a signature guarantee. This guaranteed signature requirement may be waived by Loomis Sayles Funds in certain cases.

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange Retail Class shares of your Fund, subject to investment minimums, for Retail Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, a money market fund that is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund, subject to investment minimums, for Admin Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Admin Class shares without paying a sales charge or for Class A shares of CDC Nvest Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of CDC Nvest Cash Management Trust, a money market fund that is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. All exchanges are subject to any restrictions described in the applicable Funds' prospectuses.

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Please call 1-800-633-3330 (option 3) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone, unless you have elected on your account application to decline telephone exchange privileges.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or groups of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund.

SHAREHOLDER TRADING POLICY

Trading Guidelines. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account within any 90-day period; (ii) the account makes one or more exchange purchases of a given Fund within any 90-day period in an aggregate amount in excess of 1% of the Fund's total net assets;
(iii) more than twice within any 90-day period, there is a purchase in a Fund followed by a subsequent redemption; or (iv) there is a purchase into a Fund by an account followed by a subsequent redemption within any 90-day period in an aggregate amount in excess of 1% of the Fund's total net assets.

Trade Activity Monitoring. Selected trades are monitored on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of such monitoring, a Fund believes that a shareholder or financial intermediary has engaged in market timing activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Distributor may restrict transactions by such identified shareholders or intermediaries. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of all shareholders. Because the Funds and the Distributor will not always be able to detect market timing activity, they cannot eliminate the possibility of excessive short-term trading. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts.

[Redemption Fees. (For [list funds]) Shareholders may be charged a __% redemption fee if they redeem, including redeeming by exchange, [eligible classes] shares of certain funds within [#] days of purchase. The Funds may begin to charge the redemption fee on other classes of shares when the Funds' transfer agent system has the capability of processing the fee across these other classes. The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited. See the section "Selling Restrictions" below that details the redemption fee policy and the Funds' statement of additional information for exceptions to the redemption policy.]

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The table below provides further information about each Fund's dividend policy. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which each Fund declares or pays dividends.


FUND                                         DIVIDEND POLICY
-------------------------------------------------------------------

                                       Generally, declares and pays
Loomis Sayles Bond Fund                    dividends quarterly
-------------------------------------------------------------------

Loomis Sayles Benchmark Core Bond Fund Generally, declares and pays
Loomis Sayles Global Bond Fund              dividends annually
-------------------------------------------------------------------

You may choose to:

.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state, or local tax consequences.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares of the Fund. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that a Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include interest from fixed-income securities or, generally, income from real estate investment trusts. In addition, for a distribution to be eligible for treatment as qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the Statement of Additional Information, under "Distribution and Taxes."

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

A Fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by           . The report of             ,
which is incorporated by reference in the SAI, and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 1-800-633-3330.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY STANDARD & POOR'S AND MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statement of additional information (SAI) and annual and semi-annual reports to shareholders provide additional information about the Funds' investments. The SAI, the auditor's report, and the most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds described in this Prospectus and other Loomis Sayles Funds or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles Funds' web site at http://www.loomissayles.com, or by calling Loomis Sayles Funds toll-free at 1-800-633-3330.

You may review and copy information about each Fund, including its reports and SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' file numbers as set forth below.

Loomis Sayles Funds I
File No. 811-8282

                [LOGO] Loomis Sayles Loomis Sayles Funds
                                     P.O. Box 219594
                                     Kansas City, MO 61421-9594
                                     1-800-633-3330
                                     www.loomissayles.com

                                    [GRAPHIC]


                                    [GRAPHIC]



                                              LOOMIS SAYLES MID CAP GROWTH FUND

                                        LOOMIS SAYLES SMALL COMPANY GROWTH FUND

                                      LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

                                                LOOMIS SAYLES FIXED INCOME FUND

                                   LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                          LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                               LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

                                  LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND


[LOGO]  Loomis Sayles Funds I

                                                  prospectus . february 1, 2004

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY
  General Information                                    1
  Loomis Sayles Mid Cap Growth Fund                      2
  Loomis Sayles Small Company Growth Fund                5
  Loomis Sayles Core Plus Fixed Income Fund              8
  Loomis Sayles Fixed Income Fund                       11
  Loomis Sayles High Income Fund                        14
  Loomis Sayles Intermediate Duration Fixed Income Fund 17
  Loomis Sayles Investment Grade Fixed Income Fund      20
  Loomis Sayles U.S. Government Securities Fund         23
  Summary of Principal Risks                            26

EXPENSES OF THE FUNDS                                   30

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
 AND RISK CONSIDERATIONS                                32

MANAGEMENT                                              46
  Investment Adviser                                    46
  Distribution Plan                                     46
  Portfolio Managers                                    47

GENERAL INFORMATION                                     48
  Pricing                                               48
  How to Purchase Shares                                48
  How to Redeem Shares                                  50
  How to Exchange Shares                                51
  Dividends and Distributions                           52
  Tax Consequences                                      53

FINANCIAL HIGHLIGHTS                                    55

APPENDIX A                                              56

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return Summary describes the objective, principal investment strategies, principal risks, and performance of each Fund. Each Fund's summary pages include a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after these summary pages.

A more detailed description of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

Each Fund's Risk/Return Summary section includes a bar chart showing the Fund's annual returns and a table showing the Fund's average annual returns. The bar chart and table provide an indication of the historical risk of an investment in each Fund by showing:

.. how the Fund's performance varied from year-to-year over the life of the Fund; and

.. how the Fund's average annual returns for one year, five years (if applicable), and over the life of the Fund compared to those of a broad based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LOOMIS SAYLES MID CAP GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities (which may include securities offered in secondary markets or in initial public offerings) of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index, although the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. foreign risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund.1

                                    [CHART]

RETURN

 2002     2003
------   ------
-36.5%



The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up       % (       quarter,       ), and the
Fund's worst quarter was down       % (       quarter,       ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell Midcap Growth Index, a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

----------------------------------------------------------------------------------
                                                                           Since
                                                                         Inception
                                                                  1 Year (2/28/01)
----------------------------------------------------------------------------------
LOOMIS SAYLES MID CAP GROWTH FUND (RETURN BEFORE TAXES)
RETURN AFTER TAXES2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
RUSSELL MIDCAP GROWTH INDEX                                                  3

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Since inception date for the index covers the period from the month following after the Fund's inception date through December 31, 2003.

LOOMIS SAYLES SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the remainder of its assets in companies of any size, including larger capitalization companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. foreign risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund.

                                    [CHART]

RETURN

 2000    2001    2002    2003
------  ------  ------  ------
-15.4%  -32.3%  -40.1%



The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up       % (       quarter,       ), and the
Fund's worst quarter was down       % (       quarter,       ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is comprised of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Growth Index is comprised of those Russell 2000 companies with higher price-to-book and higher forecasted growth values. These indexes are unmanaged, have no operating costs, and are included to facilitate your comparison of the Fund's performance to broad-based market indexes.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

----------------------------------------------------------------------------------
                                                                           Since
                                                                         Inception
                                                                  1 Year (5/7/99)
----------------------------------------------------------------------------------
LOOMIS SAYLES SMALL COMPANY GROWTH FUND (RETURN BEFORE TAXES)
RETURN AFTER TAXES2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
RUSSELL 2000 INDEX                                                           3
RUSSELL 2000 GROWTH INDEX                                                    3

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 25% of its assets in lower rated fixed income securities ("junk bonds"). The Fund typically emphasizes current yield, in addition to undervalued issues and sectors, and generally focuses on relatively higher yielding fixed income securities. The Fund's weighted average duration generally is three to six years.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

As part of its investment approach, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Loomis Sayles also analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The Fund also may invest in U.S. Government securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, collateralized mortgage obligations, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. foreign risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. interest rate - risk the risk that the value of the Fund's investments will fall if interest rates rise.

.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund.1

                                    [CHART]
RETURN

  2002      2003
 ------    ------
  2.25%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up   % (     quarter,     ), and the Fund's
worst quarter was down   % (     quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Aggregate Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs and is included to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

----------------------------------------------------------------------------------
                                                                           Since
                                                                         Inception
                                                                  1 Year  6/18/01
----------------------------------------------------------------------------------
LOOMIS SAYLES CORE PLUS FIXED INCOME FUND (RETURN BEFORE TAXES)
RETURN AFTER TAXES2
   Return After Taxes on Distributions                              --
   Return After Taxes on Distributions and Sale of Fund Shares
LEHMAN BROTHERS AGGREGATE INDEX                                               3

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3 Since inception date for the index covers the period from the month following after the Fund's inception date through December 31, 2003.

LOOMIS SAYLES FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in fixed income securities. The Fund may invest up to 35% of its assets in lower rated fixed income securities ("junk bonds") and up to 20% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts, Rule 144A securities, and convertible securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./1/

                                    [CHART]
RETURN

  1997     1998     1999     2000     2001     2002     2003
 ------   ------   ------   ------   ------   ------   ------
  9.3%     8.3%     -2.2%    9.5%     8.5%     11.5%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up   % (   quarter,  ), and the Fund's worst
quarter was down   % (  quarter,   ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (1/17/95)2
-------------------------------------------------------------------------------------------
LOOMIS SAYLES FIXED INCOME FUND (RETURN BEFORE TAXES)
RETURN AFTER TAXES3
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX                                              4

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The Fund was registered under the Investment Company Act of 1940 and commenced operations on January 17, 1995. The Fund's shares were registered under the Securities Act of 1933 on March 17, 1997.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 Since inception date for the index covers the period from the month following after the Fund's inception date through December 31, 2003.

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in lower rated fixed income securities ("junk bonds") and other securities that are expected to produce a relatively high level of income (including income producing preferred stocks and common stocks). The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in Canadian securities and up to 50% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts, Rule 144A securities, and convertible securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
.. derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. foreign risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

Because the Fund invests in lower rated fixed income securities, your investment faces significantly more risk than other types of fixed income funds. For example, the Fund's returns may be more volatile than a fund that invests primarily in investment grade fixed income securities, such as the Loomis Sayles Investment Grade Fixed Income Fund.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund.1 Until January 31, 2002, the Fund's name was the Loomis Sayles High Yield Fixed Income Fund.

                                    [CHART]
RETURN

  1997      1998      1999      2000      2001      2002      2003
 ------    ------    ------    ------    ------    ------    ------
  8.8%      -8.9%     16.0%     -5.7%     0.2%      -0.2%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up   % (   quarter,   ), and the Fund's
worst quarter was down   % (   quarter,   ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Merrill Lynch High Yield Master Index, an index that tracks the performance of lower-rated fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

-----------------------------------------------------------------------------------------
                                                                                  Since
                                                                                Inception
                                                                 1 Year 5 Years (6/5/96)2
-----------------------------------------------------------------------------------------
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND (RETURN BEFORE
TAXES)
RETURN AFTER TAXES3
   After Taxes on Distributions
   After Taxes on Distributions and Sale of Fund Shares
MERRILL LYNCH HIGH YIELD MASTER INDEX                                               4

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The Fund was registered under the Investment Company Act of 1940 and commenced operations on June 5, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 3, 1997.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is above-average total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities. The Fund's weighted average duration generally is two to five years.

The Fund will purchase only investment grade fixed income securities. In the event that the credit rating of a security held by the Fund falls below investment grade (or, in the case of an unrated security, Loomis Sayles determines that the quality of such security has fallen below investment grade), the Fund will not be obligated to dispose of the security and may continue to hold the security if Loomis Sayles believes the investment is appropriate.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, Rule 144A securities, and convertible securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund.
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.

Interest rate risk generally is greater for funds that invest in fixed income securities with relatively long durations than for funds that invest in fixed income securities with shorter durations.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./1/

                                    [CHART]
RETURN

  1996      1997      1998      1999      2000      2001      2002      2003
 ------    ------    ------    ------    ------    ------    ------    ------
  9.8%      13.4%     3.7%      3.8%      3.8%      4.7%      4.13%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up   % (   quarter,     ), and the Fund's
worst quarter was down   % (   quarter,    ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Intermediate Index, an index that tracks the performance of government and corporate fixed income securities with an average maturity of one to ten years. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

----------------------------------------------------------------------------------
                                                                           Since
                                                                         Inception
                                                                  1 Year (1/28/98)
----------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
(RETURN BEFORE TAXES)
RETURN AFTER TAX2
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund Shares
LEHMAN BROTHERS GOVERNMENT/CREDIT INTERMEDIATE INDEX                         3

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3 Since inception date for the index covers the period from the month following after the Fund's inception date through December 31, 2003.

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is above-average total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds") and up to 10% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

Interest rate risk generally is greater for funds that invest in fixed income securities with relatively long maturities than for funds that invest in fixed income securities with shorter maturities.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./1/

                                    [CHART]

RETURN

 1995/2/   1996/2/   1997/2/    1998    1999    2000    2001    2002    2003
--------  --------  --------   ------  ------  ------  ------  ------  ------
 30.3%      10.9%     10.6%     3.3%    2.5%    9.0%    9.2%   12.55%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up     % (     quarter,     ), and the
Fund's worst quarter was down     % (     quarter,     ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031

------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (7/1/94)2
------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND (RETURN
BEFORE TAXES)
RETURN AFTER TAXES3
   Return After taxes on Distributions
   Return After taxes on Distributions and Sale of Fund Shares
LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX                                               4

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The Fund was registered under the Investment Company Act of 1940 and commenced operations on July 1, 1994. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2003.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in U.S. Government securities and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, Loomis Sayles' expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return on those investments.

The Fund will not invest more than 20% of its net assets (plus borrowings made for investment purposes) in securities that are not backed or guaranteed by the full faith and credit of the U.S. government. Prior to implementation of any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders.

In interpreting this restriction, the 20% policy is applied to current market value. However, if the Fund no longer meets the 20% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 20% requirement, but would not be required to sell portfolio holdings that have increased in value.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

In addition, the Fund's portfolio is not as diversified as some of the other Funds' portfolios, which means that the Fund generally invests more of its assets in a smaller number of issuers. As a result, changes in the value of a single security may have a more significant effect on the Fund's net asset value.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1, 2/

                                    [CHART]

RETURN

  1994   1995   1996   1997   1998   1999   2000   2001   2002   2003
 ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  -6.3%  23.0%  1.3%   12.7%  9.3%   -4.5%  17.7%  4.7%   14.2%

The Fund's returns will vary. For example, during the period shown in the bar
chart, the Fund's best quarter was up       % (       quarter,       ), and the
Fund's worst quarter was down       % (       quarter,       ).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers U.S. Government Index, an index that tracks the performance of a broad range of fixed income securities issued by the U.S. Government and its agencies or instrumentalities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 20031,2

--------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                                         Inception
                                                                 1 Year 5 Years 10 Years (5/21/91)
--------------------------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
RETURN BEFORE TAXES
   Institutional Class
RETURN AFTER TAXES3
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
   Shares
LEHMAN BROTHERS U.S. GOVERNMENT INDEX                                                        4

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles U.S. Government Securities Fund, a series of Loomis Sayles Funds II (the "Predecessor U.S. Government Securities Fund") through December 31, 2002. The year-to-date total return shown reflects the results of the Institutional Class of the Predecessor U.S. Government Securities Fund from January 1, 2003 through June 30, 2003. The assets and liabilities of the Predecessor U.S. Government Securities Fund were reorganized into the Fund on September 12, 2003.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 Since inception date for the index covers the period from the month following after the Fund's inception date through December 31, 2003.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. Each Fund could be subject to additional principal risks because the types of investments made by each Fund can change over time.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Funds that may invest in lower rated fixed income securities ("junk bonds") are subject to greater credit risk and market risk than Funds that invest in higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Each Fund may be subject to credit risk to the extent that it invests in fixed income securities or over-the-counter transactions.

Funds that invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments.

Funds that may invest in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Funds that may invest in securities denominated in, or received revenues in, foreign currency are subject to currency risk.

Each Fund, except Loomis Sayles U.S. Government Securities Fund, is subject to this risk.

DERIVATIVES RISK

The Funds may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Funds may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Funds also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. If a Fund uses derivatives, it also faces additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. Each Fund, except Loomis Sayles U.S. Government Securities Fund, is subject to this risk.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire foreign investment.

Funds that invest in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

Each Fund, except Loomis Sayles U.S. Government Securities Fund, is subject to this risk.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund's investments to decline.

Even funds that generally invest a significant portion of their assets in high quality fixed income securities are subject to interest rate risk.

Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower rated fixed income securities ("junk bonds") or comparable unrated securities.

Interest rate risk also is greater for funds that generally invest in fixed income securities with longer maturities or durations than for funds that invest in fixed income securities with shorter maturities or durations.

Interest rate risk is compounded for funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously investment in these types of securities in fixed income securities with lower interest rates. The Loomis Sayles U.S. Government Securities Fund may not invest in asset-backed securities.

Each Fund also faces increased interest rate risk when it invests in fixed income securities paying no current interest, such as zero coupon securities, principal-only securities, interest-only securities, and fixed income securities paying non-cash interest in the form of other fixed income securities.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

MARKET RISK

This is the risk that the value of a Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's stock may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed income securities to actual or perceived changes in the company's financial condition or prospects.

Market risk generally is greater for funds that invest substantially in small and medium-sized companies, since these companies tend to be more vulnerable to adverse developments than large companies. Furthermore, for Funds that invest in fixed income securities, market risk tends to be greater when a Fund invests in fixed income securities with longer maturities.

EXPENSES OF THE FUNDS

The following tables present the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds impose a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                               TOTAL
                                                              ANNUAL      FEE
                                       DISTRIBUTION            FUND     WAIVER/
                            MANAGEMENT   (12B-1)     OTHER   OPERATING REIMBURSE-    NET
FUND                           FEES        FEES     EXPENSES EXPENSES    MENT*    EXPENSES*
-------------------------------------------------------------------------------------------
LOOMIS SAYLES MID CAP
GROWTH FUND                   0.75%        none                                     0.90%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL
COMPANY GROWTH FUND           0.75%        none                                     0.90%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES CORE PLUS
FIXED INCOME FUND             0.35%        none                                     0.45%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES FIXED INCOME
FUND                          0.50%        none                                     0.65%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES INSTITUTIONAL
HIGH INCOME FUND              0.60%        none                                     0.75%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE
DURATION FIXED INCOME
FUND                          0.30%        none                                     0.45%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT
GRADE FIXED INCOME FUND       0.40%        none                                     0.55%
-------------------------------------------------------------------------------------------
LOOMIS SAYLES U.S.
GOVERNMENT SECURITIES FUND    0.30%        none                                     0.50%
-------------------------------------------------------------------------------------------

 * Reflects Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2005.

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.


FUND                                             1 YEAR* 3 YEARS* 5 YEARS* 10 YEARS*
------------------------------------------------------------------------------------
LOOMIS SAYLES MID CAP GROWTH FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES CORE PLUS FIXED INCOME FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES FIXED INCOME FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL HIGH INCOME FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME
FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
------------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------

 * Expenses shown for each Fund include the fee waiver/reimbursement for the first year of each period.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except where specifically noted elsewhere in this Prospectus, each Fund may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

To the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (the "SEC"), each Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

ASSET-BACKED SECURITIES

Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the collateralized mortgage obligation (CMO) structure described below. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks, preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally.

  GROWTH STOCKS Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. The Loomis Sayles Mid Cap Growth Fund and the Loomis Sayles Small Company Growth Fund generally invest a significant portion of their assets in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

  VALUE STOCKS Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally be directly correlated with the value of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  INVESTMENT GRADE FIXED INCOME SECURITIES To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

  LOWER RATE FIXED INCOME SECURITIES A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time a Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.

  Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower rated fixed income securities, a Fund's achievement of its objective may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions are an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States other than obligations of supranational entities are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and a Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

INVESTMENT COMPANIES

Investment companies, including companies such as iShares and "SPDRs," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder in an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and will remain subject to the investment company's advisory and administration fees with respect to the assets so invested.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, such as Government National Mortgage Associate ("GNMA") certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade among nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of a supranational entity are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve a Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. Each Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Funds' trustees, that a particular issue of Rule 144A securities is liquid.

SECURITIES LENDING

Securities lending involves a Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

SWAP TRANSACTIONS

A Fund may enter into interest rate or currency swaps to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

A swap transaction involves an agreement (typically with a bank or a brokerage firm as counter party) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each Fund may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES

U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not.

Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.

Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

In addition to investing directly in U.S. Government securities, a Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

WHEN-ISSUED SECURITIES

A when-issued security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

ZERO COUPON SECURITIES

Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. If a Fund invests in zero coupon securities, it is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees oversees each Fund and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02111.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:


Fund                                                  Management Fee
--------------------------------------------------------------------
Loomis Sayles Mid Cap Growth Fund
--------------------------------------------------------------------
Loomis Sayles Small Company Growth Fund
--------------------------------------------------------------------
Loomis Sayles Core Plus Fixed Income Fund
--------------------------------------------------------------------
Loomis Sayles Fixed Income Fund
--------------------------------------------------------------------
Loomis Sayles Institutional High Income Fund
--------------------------------------------------------------------
Loomis Sayles Intermediate Duration Fixed Income Fund
--------------------------------------------------------------------
Loomis Sayles Investment Grade Fixed Income Fund
--------------------------------------------------------------------
Loomis Sayles U.S. Government Securities Fund
--------------------------------------------------------------------

Certain expenses incurred by each Fund would have been higher if not for Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2005.

DISTRIBUTION AGREEMENT

Loomis Sayles Funds I (the "Trust") has entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116, an affiliate of Loomis Sayles. Pursuant to this agreement, CDC IXIS Asset Management Distributors, L.P. serves as principal underwriter of the Funds. CDC IXIS Asset Management Distributors, L.P. receives no fees under this agreement.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except where noted, each portfolio manager has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES MID CAP GROWTH FUND Christopher R. Ely, Philip C. Fine, and David
L. Smith, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Fund since its inception in 2001.

LOOMIS SAYLES SMALL COMPANY GROWTH FUND Christopher R. Ely, Philip C. Fine, and David L. Smith have served as portfolio managers of the Fund since its inception in 1999.

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND Peter W. Palfrey, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since August 2001. Prior to joining Loomis Sayles in 2001, Mr. Palfrey served as Vice President of Back Bay Advisors, L.P. Craig Smith, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since February 2002. John Hyll, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since February 2003. Richard G. Raczkowski has served as a co-portfolio manager of the Fund since February 2003. Prior to joining Loomis Sayles in 2001, Mr. Raczkowski served as a Vice President of Back Bay Advisors.

LOOMIS SAYLES FIXED INCOME FUND Daniel J. Fuss, Vice Chairman of Loomis Sayles, has served as portfolio manager of the Fund since its inception in January 1995.

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND Daniel J. Fuss has served as portfolio manager of the Fund since its inception in June 1996.

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND Steven Kaseta, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since February 2002.

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND Daniel J. Fuss has served as a portfolio manager or co-portfolio manager of the Fund since its inception in July 1994. Steven Kaseta has served as a co-portfolio manager of the Fund since February 2002.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND Clifton Rowe and John Hyll, Vice Presidents of Loomis Sayles, have served as co-portfolio managers of the Fund since January 2003.

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of each Fund equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

 . BY MAIL You can buy shares of each Fund by submitting a completed application form, which is available by calling Loomis Sayles Funds at 1-800-633-3330 for the desired Fund or Funds, along with a check payable to State Street Bank and Trust Company or Loomis Sayles Funds for the amount of your purchase to:

       Loomis Sayles Funds
       P.O. Box 219594
       Kansas City, MO 61421-9594

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund's NAV on that day.

Shares of each Fund may be purchased by (1) check, (2) exchanging securities acceptable to Loomis Sayles Funds or (3) a combination of such methods.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company or Loomis Sayles. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company or Loomis Sayles (including third party checks) or starter checks. In addition, the Funds will not accept checks drawn on credit card accounts. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until it has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above address. Please include either the investment slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

  State Street Bank and Trust Company
  Boston, MA 02101
  ABA No. 011000028
  DDA 9904-622-9
  Mutual Funds f/b/o Loomis Sayles Funds I
  (Name of Fund)
  (Your Name)
  (Your account number)

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market. The Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. The Funds reserve the right to refuse to open an account, close an account at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

The minimum initial investment for the Loomis Sayles Small Company Growth Fund is $3,000,000. The minimum initial investment for the Loomis Sayles Mid Cap Growth Fund is $2,500,000.

The minimum initial investment for the Loomis Sayles Fixed Income Fund, the Loomis Sayles Institutional High Income Fund and the Loomis Sayles Investment Grade Fixed Income Fund is $3,000,000. The minimum initial investment for the Loomis Sayles Intermediate Duration Fixed Income Fund is $2,000,000. The minimum initial investment for the Loomis Sayles Core Plus Fixed Income Fund is $1,000,000.

Each subsequent investment must be at least $50,000. Loomis Sayles Funds reserves the right to waive these minimums in its sole discretion. At the discretion of Loomis, Sayles & Company, L.P., employees and clients of Loomis, Sayles & Company, L.P. may purchase Institutional or Class Y shares of the funds below the stated minimums.

In our continuing effort to reduce your Fund's expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statement and financial reports to your household. Additional copies may be obtained by calling 1-800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 and we will resume separate mailings within 30 days.

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the NYSE is open either through your financial advisor or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check or periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be wired to your broker-dealer on the third business day after your request is received in good order.

Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings.

Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, each Fund the right to redeem shares in kind.

You may make redemptions from each Fund by sending a written request that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to Loomis Sayles Funds at the following address:

  Loomis Sayles Funds
  P.O. Box 219594
  Kansas City, MO 61421-9594

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of CDC Nvest Cash Management Trust, a money market fund that is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. All exchanges are subject to any restrictions described in the applicable Funds' prospectuses.

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Please call 1-800-633-3330 (option 3) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone, unless you have elected on your account application to decline telephone exchange privileges.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or groups of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund.

SHAREHOLDER TRADING POLICY

Trading Guidelines. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account within any 90-day period; (ii) the account makes one or more exchange purchases of a given Fund within any 90-day period in an aggregate amount in excess of 1% of the Fund's total net assets;
(iii) more than twice within any 90-day period, there is a purchase in a Fund followed by a subsequent redemption; or (iv) there is a purchase into a Fund by an account followed by a subsequent redemption within any 90-day period in an aggregate amount in excess of 1% of the Fund's total net assets.

Trade Activity Monitoring. Selected trades are monitored on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of such monitoring, a Fund believes that a shareholder or financial intermediary has engaged in market timing activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Distributor may restrict transactions by such identified shareholders or intermediaries. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of all shareholders. Because the Funds and the Distributor will not always be able to detect market timing activity, they cannot eliminate the possibility of excessive short-term trading. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts.

[Redemption Fees. (For [list funds]) Shareholders may be charged a __% redemption fee if they redeem, including redeeming by exchange, [eligible classes] shares of certain funds within [#] days of purchase. The Funds may begin to charge the redemption fee on other classes of shares when the Funds' transfer agent system has the capability of processing the fee across these other classes. The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited. See the section "Selling Restrictions" below that details the redemption fee policy and the Funds' statement of additional information for exceptions to the redemption policy.]

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The table below provides further information about each Fund's dividend policy. Each Fund also distributes all of its net capital gains realized after applying any capital loss carry forwards. Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which each Fund declares or pays dividends.


FUND                                                        DIVIDEND POLICY
----------------------------------------------------------------------------------
LOOMIS SAYLES MID CAP GROWTH FUND                     Generally, declares and pays
LOOMIS SAYLES SMALL COMPANY GROWTH FUND               dividends annually
------------------------------------------------------
LOOMIS SAYLES CORE PLUS FIXED INCOME FUND             Generally, declares and pays
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND dividends monthly
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
------------------------------------------------------
LOOMIS SAYLES FIXED INCOME FUND                       Generally, declares and pays
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND          dividends annually
------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND         Generally, declares and pays
                                                      dividends quarterly
----------------------------------------------------------------------------------

You may choose to:

.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state, or local tax consequences.

Because Mid Cap Growth Fund and Small Company Growth Fund are designed primarily for tax-exempt investors, such as pension plans, endowments and foundations, the Mid Cap Growth Fund and Small Company Growth Fund are not managed with a view to reducing taxes.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

The discussion below, to the extent relating to shareholder-level consequences, relates solely to taxable shareholders.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares of the Fund. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that a Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include interest from fixed-income securities or, generally, income from real estate investment trusts. In addition, for a distribution to be eligible for treatment as qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the Statement of Additional Information, under "Distribution and Taxes."

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

A Fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by       . The report of       , which is
incorporated by reference in the SAI, and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 1-800-633-3330.

INSERT FINANCIAL HIGHLIGHTS

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY STANDARD & POOR'S AND MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -such as interest- only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



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

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statement of additional information (SAI) and annual and semi-annual reports to shareholders provide additional information about the Funds' investments. The SAI, the auditor's report, and the most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds described in this Prospectus and other Loomis Sayles Funds or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles Funds' web site at http://www.loomissayles.com, or by calling Loomis Sayles Funds toll-free at 1-800-633-3330.

You may review and copy information about each Fund, including its reports and SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' file number as set forth below.

Loomis Sayles Funds I
File No. 811-8282

                [LOGO] Loomis Sayles Loomis Sayles Funds
                                     P.O. Box 219594
                                     Kansas City, MO 61421-9594
                                     1-800-633-3330
                                     www.loomissayles.com

                             STATEMENT OF ADDITIONAL
                                   INFORMATION

February 1, 2004

LOOMIS SAYLES FUNDS I
..    Loomis Sayles Bond Fund
..    Loomis Sayles Global Bond Fund
..    Loomis Sayles Small Cap Value Fund

LOOMIS SAYLES FUNDS II

..    Loomis Sayles Aggressive Growth Fund
..    Loomis Sayles Small Cap Growth Fund
..    Loomis Sayles Value Fund
..    Loomis Sayles Worldwide Fund
..    Loomis Sayles Tax-Managed Equity Fund (formerly, Loomis Sayles Provident
     Fund)

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OR PROSPECTUSES OF THE SERIES OF LOOMIS SAYLES FUNDS I OR LOOMIS SAYLES FUNDS II LISTED ABOVE (COLLECTIVELY, THE "FUNDS," WITH EACH SERIES BEING KNOWN AS A "FUND") DATED FEBRUARY 1, 2004, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE ALL OF THE FUNDS' CURRENT PROSPECTUSES, UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS. A COPY OF EACH FUND'S PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS, 399 BOYLSTON ST., BOSTON, MASSACHUSETTS 02116, 1-800-633-3330.

The Funds' financial statements and accompanying notes that appear in the Funds' annual and semi-annual reports are incorporated by reference into this Statement of Additional Information. Each Fund's annual and semi-annual report contain additional performance information and are available upon request and without charge by calling 1-800-633-3330.

                                TABLE OF CONTENTS

THE LOOMIS TRUSTS.............................................................1
INVESTMENT STRATEGIES AND RISKS...............................................1
Investment Restrictions.......................................................1
Investment Strategies.........................................................5
U.S. Government Securities....................................................5
When-Issued Securities........................................................6
Zero Coupon Bonds.............................................................6
Repurchase Agreements.........................................................8
Real Estate Investment Trusts.................................................8
Rule 144A Securities..........................................................8
Foreign Currency Transactions.................................................8
Options and Futures...........................................................9
Small Companies..............................................................10
Private Placements...........................................................11
Investment Companies.........................................................11
MANAGEMENT OF THE LOOMIS TRUSTS..............................................11
PRINCIPAL HOLDERS............................................................20
INVESTMENT ADVISORY AND OTHER SERVICES.......................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................27
DESCRIPTION OF THE LOOMIS TRUSTS.............................................30
Voting Rights................................................................30
Shareholder and Trustee Liability............................................31
How to Buy Shares............................................................32
Net Asset Value..............................................................32
SHAREHOLDER SERVICES.........................................................32
Open Accounts................................................................32
Systematic Withdrawal Plan...................................................33
Exchange Privilege...........................................................33
IRAs.........................................................................33
Redemptions..................................................................34
DISTRIBUTION AND TAXES.......................................................35
FINANCIAL STATEMENTS.........................................................39
CALCULATION OF TOTAL RETURN..................................................39
PERFORMANCE COMPARISONS......................................................40
PERFORMANCE DATA.............................................................43
APPENDIX A - ADVERTISING AND PROMOTIONAL LITERATURE.........................A-1

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

                                THE LOOMIS TRUSTS

        Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust) is a diversified, registered, open-end management investment company. Loomis Sayles Funds I includes twelve series. Loomis Sayles Funds I was organized as a Massachusetts business trust on December 23, 1993.

        Loomis Sayles Funds II (formerly, Loomis Sayles Funds) (together with Loomis Sayles Funds I, the "Loomis Trusts") is a diversified, registered, open-end management investment company. Loomis Sayles Funds II includes fourteen series. Loomis Sayles Funds II was organized as a Massachusetts business trust on February 20, 1991.

        The Loomis Sayles Tax-Managed Equity Fund (formerly, the Loomis Sayles Provident Fund) reorganized into a newly created series of Loomis Sayles Funds II and ceased to be a series of Loomis Sayles Funds I on September 12, 2003.

        The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Small Cap Value Fund (the "Successor Funds") commenced operations on September 12, 2003 as series of Loomis Sayles Funds I. Prior to September 12, 2003 the Successor Funds were series of Loomis Sayles Funds II (the "Predecessor Funds"). Information set forth in this Statement of Additional Information regarding the Successor Funds for periods prior to September 12, 2003 relates to the Predecessor Funds.

        Admin Class shares of each of the Loomis Sayles Aggressive Growth Fund and Loomis Sayles Small Cap Growth Fund were converted into Retail Class shares of such Fund on May 21, 2003.

        Shares of the Funds are continuously offered, freely transferable and entitle shareholders to receive dividends as determined by each Trust's Board of Trustees and to cast a vote for each share held at shareholder meetings. Each Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of either Trust's trustees.

                         INVESTMENT STRATEGIES AND RISKS

        The investment objective and principal investment strategies of each Fund are described in its Prospectus. The investment policies of each Fund set forth in its Prospectus and in this Statement of Additional Information may be changed by the relevant Trust's Board of Trustees without shareholder approval, except that the investment objective of the Loomis Sayles Tax-Managed Equity Fund as set forth in its Prospectus and any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

INVESTMENT RESTRICTIONS

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each of the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund (and those marked with an asterisk are fundamental policies of each of these Funds):

The Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value, Loomis Sayles Value

Fund and Loomis Sayles Worldwide Fund will not:

                (1) Invest in companies for the purpose of exercising control or management.

                *(2)    Act as underwriter, except to the extent that, in
        connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                *(3)    Invest in oil, gas or other mineral leases, rights or
        royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

                *(4)    Make loans, except that each Fund may lend its portfolio
        securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

                (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

                (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

                (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

                *(8)    Purchase any security (other than U.S. Government
        securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

                *(9)    Borrow money, except to the extent permitted under the
        1940 Act.

                (10) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes, except that the Loomis Sayles Worldwide Fund also may borrow up to 10% of its net assets to facilitate settlement of purchase transactions in markets that have shorter settlement periods than the markets in which the Fund has sold securities and is awaiting the receipt of settlement proceeds.

                (11) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

                (12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

                (13) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

                (14) Write or purchase puts, calls, or combinations of both, except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

                *(15)   Issue senior securities. (For purposes of this
        restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

        Each of these Funds intends, based on the views of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

        For purposes of the foregoing restrictions, these Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, do these Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Loomis Sayles Tax-Managed Equity Fund (and those marked with an asterisk are fundamental policies of the Fund):

The Loomis Sayles Tax-Managed Equity Fund will not:

        *(1)    Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

        *(2)    Invest in oil, gas, or other mineral leases, rights, or royalty contracts, or in real estate, commodities, or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates, or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

        *(3)    Make loans, except to the extent permitted under the Investment
Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

        *(4)    Change its classification pursuant to Section 5(b) of the 1940
Act from a "diversified" to "non-diversified" management investment company.

        *(5)    Purchase any security (other than U.S. Government securities)
if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

        *(6)    Borrow money in excess of 10% of its assets (taken at cost) or
5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Funds' use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

        (7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

        *(8)    Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction, none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation, or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts, or any other derivative investments to the extent that Loomis, Sayles & Company, L.P. ("Loomis Sayles") determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC").)

        The Loomis Sayles Tax-Managed Equity Fund intends, based on the views of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

        Although authorized to invest in restricted securities, the Loomis Sayles Tax-Managed Equity Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

        For purposes of the foregoing restrictions, the Loomis Sayles Tax-Managed Equity Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the SEC, does the Loomis Sayles Tax-Managed Equity Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Certain Funds have other non-fundamental investment parameters, as listed below. It is a non-fundamental policy that the investment parameters listed below not be changed without 60 days notice to shareholders of the relevant Funds in accordance with Rule 35d-1 under the 1940 Act.

    Loomis Sayles Bond Fund

        The Fund normally will invest at least 80% of its assets in fixed income securities.

    Loomis Sayles Global Bond Fund

        The Fund normally will invest at least 80% of its assets in fixed income securities.

    Loomis Sayles Small Cap Growth Fund

        The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

    Loomis Sayles Small Cap Value Fund

        The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

    Loomis Sayles Tax-Managed Equity Fund

        The Fund normally will invest at least 80% of its assets in equity securities.

INVESTMENT STRATEGIES

        Except to the extent prohibited by a Fund's investment policies as set forth in the Prospectus or in this Statement of Additional Information, the investment strategies used by Loomis Sayles in managing each of the Funds may include investments in the types of securities described below.

U.S. Government Securities

        U.S. Government securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities, and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association, and the Small Business Administration. More detailed information about some of these categories of U.S. Government securities follows.

        U.S. Treasury Bills--U.S. Treasury Bills are direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

        U.S. Treasury Notes and Bonds--U.S. Treasury Notes and Bonds are direct obligations of the U.S. Treasury that are issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

        "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

        "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

        "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

        Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

        Any increase in the principal value of TIPS caused by an increase in inflation is taxable in the year the increase occurs, even if the Fund will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company. See "Zero Coupon Bonds" below and "Taxes" for additional information.

        The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

        The yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

WHEN-ISSUED SECURITIES

        When-issued securities are agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

ZERO COUPON BONDS

        Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

        Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

REAL ESTATE INVESTMENT TRUSTS

        REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

        Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

        Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

FOREIGN CURRENCY TRANSACTIONS

        Since investment in securities of foreign issuers will usually involve, and investments in securities of supranational entities and certain other issuers may involve, currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

        A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

        Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

        The Funds generally will not enter into forward contracts with a term of greater than one year.

        Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

        Each Fund, in conjunction with its transactions in forward contracts, options, and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options, and futures.

OPTIONS AND FUTURES

        An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

        If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

        The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

        Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

        An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

        The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

        An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

        Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

        In accordance with Commodity Futures Trading Commission Rule 4.5, each of the Funds that may engage in futures transactions, including without limitation futures and options on futures, will use futures transactions solely for bona fide hedging purposes or will limit its investment in futures transactions for other than bona fide hedging purposes so that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any such futures transactions.

SMALL COMPANIES

        Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset values of funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.

PRIVATE PLACEMENTS

        The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

        While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

        The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

        Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

INVESTMENT COMPANIES

        Investment companies, including companies such as iShares and "SPDR," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

                         MANAGEMENT OF THE LOOMIS TRUSTS

        The Trustees of the Loomis Trusts supervise the affairs of the Loomis Trusts along with the affairs of the CDC Nvest Funds/1/ (collectively the "Trusts") and have the other responsibilities assigned to them by the laws of The Commonwealth of Massachusetts.

--------
/1/ The "CDC Nvest Funds" comprises the following trusts: CDC Nvest Funds Trusts I, II, and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust and AEW Real Estate Income Fund Effective June 1, 2003, the Board of Trustees of these CDC Nvest trusts (the "CDC Nvest Funds Trusts") approved new trustees in connection with the integration of the Loomis Trusts and the CDC Nvest Funds Trusts. This approval resulted in a combined Board of Trustees for the Loomis Trusts and the CDC Nvest Funds Trusts (together, the "CDC Nvest and Loomis Sayles Funds Trusts").

                                                  TERM OF
                                                OFFICE* AND
                                                 LENGTH OF                                     NUMBER OF
                                                   TIME                                       PORTFOLIOS
                               POSITION(S)      SERVED WITH                                     IN FUND           OTHER
                                HELD WITH          LOOMIS         PRINCIPAL OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
  NAME, AGE AND ADDRESS        LOOMIS TRUSTS       TRUSTS           DURING PAST 5 YEARS        OVERSEEN           HELD
---------------------------   ---------------   ------------   ----------------------------   ----------   --------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (63)       Trustee        Less than 1   Douglas Dillon Professor and        41      Director, Taubman
399 Boylston Street                                  year      Director of the Belfer                      Centers, Inc.
Boston, MA 02116              Contract Review                  Center of Science for
                               and Governance                  International Affairs, John                 Board Member,
                              Committee Member                 F. Kennedy School of                        USEC Inc.
                                                               Government, Harvard
                                                               University

Edward A. Benjamin (65)           Trustee           1 year     Retired; formerly, Partner,         41      Director, Coal,
399 Boylston Street                                            Ropes & Gray (law firm)                     Energy
Boston, MA 02116              Audit Committee                  until 1999                                  Investments &
                                   Member                                                                  Management, LLC;
                                                                                                           Director,
                                                                                                           Precision Optics
                                                                                                           Corporation
                                                                                                           (optics
                                                                                                           manufacturer)

Daniel M. Cain (58)               Trustee        Less than 1   President and CEO, Cain             41      Trustee,
452 Fifth Avenue                                     year      Brothers & Company,                         Universal Health
New York, NY 10018            Chairman of the                  Incorporated (investment                    Realty Income
                              Audit Committee                  banking)                                    Trust; Director,
                                                                                                           PASC; Director,
                                                                                                           Sheridan
                                                                                                           Healthcorp

Paul G. Chenault (70)             Trustee          4 years     Retired; Trustee, First             41      Director, Mailco
5852 Pebble Beach Way                                          Variable Life (variable life                Office Products,
San Luis Obispo, CA 93401     Contract Review                  insurance)                                  Inc.
                               and Governance
                              Committee Member

Kenneth J. Cowan (71)             Trustee        Less than 1   Retired                             41      None
399 Boylston Street                                  year
Boston, MA 02116              Chairman of the
                              Contract Review
                               and Governance
                                 Committee

Richard Darman (60)               Trustee        Less than 1   Partner, The Carlyle Group          41      Director and
399 Boylston Street                                  year      (investments); Chairman of                  Chairman, AES
Boston, MA 02116              Contract Review                  the Board of Directors of                   Corporation
                               and Governance                  AES Corporation
                              Committee Member                 (international power
                                                               company); formerly,
                                                               Professor, John F. Kennedy
                                                               School of Government,
                                                               Harvard University

                                                  TERM OF
                                                OFFICE* AND
                                                 LENGTH OF                                     NUMBER OF
                                                    TIME                                      PORTFOLIOS
                               POSITION(s)      SERVED WITH                                     IN FUND           OTHER
                                HELD WITH          LOOMIS         PRINCIPAL OCCUPATION(s)       COMPLEX       DIRECTORSHIPS
  NAME, AGE AND ADDRESS        LOOMIS TRUSTS       TRUSTS           DURING PAST 5 YEARS        OVERSEEN           HELD
---------------------------   ---------------   ------------   ----------------------------   ----------   --------------------
Sandra O. Moose (61)              Trustee        Less than 1   Senior Vice President and           41      Director, Verizon
One Exchange Place                                   year      Director, The Boston                        Communications
Boston, MA 02109              Audit Committee                  Consulting Group, Inc.
                                   Member                      (management consulting)                     Director, Rohm
                                                                                                           and Haas Company

John A. Shane (70)                Trustee        Less than 1   President, Palmer Service           41      Director, Gensym
200 Unicorn Park Drive                               year      Corporation (venture capital                Corporation;
Woburn, MA 01801              Contract Review                  organization)                               Director,
                               and Governance                                                              Overland Storage,
                              Committee Member                                                             Inc.; Director,
                                                                                                           Abt Associates
                                                                                                           Inc.

                                                  TERM OF
                                                OFFICE* AND
                                                 LENGTH OF                                     NUMBER OF
                                                    TIME                                      PORTFOLIOS
                               POSITION(s)      SERVED WITH                                     IN FUND           OTHER
                                HELD WITH          LOOMIS         PRINCIPAL OCCUPATION(s)       COMPLEX       DIRECTORSHIPS
  NAME, AGE AND ADDRESS        LOOMIS TRUSTS       TRUSTS           DURING PAST 5 YEARS        OVERSEEN            HELD
---------------------------   ---------------   ------------   ----------------------------   ----------   --------------------
INTERESTED TRUSTEES

Robert J. Blanding/1/ (56)    Chief Executive    Less than 1   President, Chairman,                41      None
555 Califonia Street            Officer and          year      Director, and Chief
San Francisco, CA 94104         President of                   Executive Officer, Loomis
                               Loomis Sayles                   Sayles
                               Funds I; Chief
                                 Executive
                                 Officer of      Less than 1
                               Loomis Sayles         year
                                  Funds II

                                  Trustee

John T. Hailer/2/ (43)         President of     Less than 1    President and Chief                 41      None
399 Boylston Street            Loomis Sayles         year      Executive Officer, CDC IXIS
Boston, MA 02116                 Funds II;                     Asset Management
                               Executive Vice                  Distributors, L.P.;
                                President of    Less than 1    formerly, Senior Vice
                               Loomis Sayles       year        President, Fidelity
                                 Funds I                       Investments; President and
                                                               CEO of the CDC Nvest Funds
                                                               Trusts

                                  Trustee

Peter S. Voss/3/ (57)         Chairman of the                  Director, President and             41      Trustee, Harris
399 Boylston Street                Board                       Chief Executive Officer, CDC                Associates
Boston, MA 02116                                               IXIS Asset Management North                 Investment Trust/4/
                                                               America, L.P.
                                                Less than 1
                                  Trustee          year

*Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72.

/1/ Mr. Blanding is deemed an "interested person" of the Loomis Trusts because he holds the following positions with affiliated persons of the Loomis Trusts:
President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

/2/Mr. Hailer is deemed an "interested person" of the Loomis Trusts because he holds the following positions with affiliated persons of the Loomis Trusts:
Director and Executive Vice President of CDC IXIS Asset

Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

/3/Mr. Voss is deemed an "interested person" of the Loomis Trusts because he holds the following positions with affiliated persons of the Loomis Trusts:
Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management.

/4/As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

OFFICERS

                                            Term of
                                            Office* and
                              Position(s)   Length of
                              Held with     Time               Principal Occupation(s)
NAME, AGE AND ADDRESS         Trust         Served             During Past 5 Years
---------------------------   -----------   ----------------   -------------------------------
Nicholas H. Palmerino (38)
399 Boylston Street            Treasurer      Less than 1      Senior Vice President, CDC
Boston, MA 02116                                 year          IXIS Asset Management
                                                               Services, Inc.; Senior Vice
                                                               President, CDC IXIS Asset
                                                               Management Advisers, L.P.;
                                                               formerly, Vice President,
                                                               Loomis, Sayles & Company, L.P.

John E. Pelletier (39)
399 Boylston Street            Secretary      Less than 1      Senior Vice President, General
Boston, MA 02116                                 year          Counsel, Secretary and Clerk,
                                                               CDC IXIS Distribution
                                                               Corporation; Senior Vice
                                                               President, General Counsel,
                                                               Secretary and Clerk, CDC IXIS
                                                               Asset Management Distributors,
                                                               L.P.; Senior Vice President,
                                                               General Counsel, Secretary and
                                                               Clerk, CDC IXIS Asset
                                                               Management Advisers, L.P.;
                                                               Executive Vice President,
                                                               General Counsel, Secretary,
                                                               Clerk, and Director, CDC IXIS
                                                               Asset Management Services,
                                                               Inc.

* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

        Each person listed above holds the same position(s) with the CDC Nvest and Loomis Sayles Funds Trusts except as noted above. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated, each of the Trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

STANDING BOARD COMMITTEES

        The Trustees have delegated certain authority to the Audit Committee and Contract Review and Governance Committee. Prior to the unification of the boards of the Trusts, the Board of Trustees of the Trust included three committees:
Audit Committee, Contract Review Committee and Nominating and Governance Committee. During 2003, each of these committees met twice.

        The Loomis Trusts have two standing committees. The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trusts, and governance matters relating to the Trusts. During the fiscal year ended September 30, 2003, this Committee held six meetings.

        The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2003, this Committee held ten meetings.

        The membership of each committee is as follows:

        AUDIT COMMITTEE                 CONTRACT REVIEW AND GOVERNANCE COMMITTEE
        Daniel M. Cain - Chairman       Kenneth J. Cowan - Chairman
        Sandra O. Moose                 Graham T. Allison, Jr.
        Edward A. Benjamin              Richard Darman
                                        John A. Shane
                                        Paul G. Chenault

TRUSTEE FEES

        The Trusts pay no compensation to their officers or to their trustees who are Interested Trustees.

        Each Independent Trustee, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the CDC Nvest and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

TRUSTEE BENEFICIAL OWNERSHIP

        The following tables set forth the dollar range of shares owned by each Trustee as of December 31, 2003 in (i) the Funds and (ii) in all funds overseen by the trustee in the Trusts on an aggregate basis:

INTERESTED TRUSTEES:

DOLLAR RANGE OF FUND SHARES               ROBERT J. BLANDING    JOHN T. HAILER   PETER S. VOSS
---------------------------               ------------------    --------------   -------------
Loomis Sayles Aggressive Growth Fund
Loomis Sayles Bond Fund Loomis
Sayles Global Bond Fund
Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Tax-Managed Equity Fund
Loomis Sayles Value Fund Loomis
Sayles Worldwide Fund

Aggregate Dollar Range of Fund Shares in
Funds Overseen by Trustee in the Trusts

INDEPENDENT TRUSTEES:

DOLLAR RANGE                        GRAHAM T.     EDWARD A.   DANIEL M.   PAUL G.  KENNETH J.  RICHARD  SANDRA O.  JOHN A.
OF FUND SHARES                     ALLISON, JR.*  BENJAMIN*     CAIN*    CHENAULT    COWAN*    DARMAN*   MOOSE*    SHANE
-----------------------  --------  -------------  ----------  ---------  --------  ----------  -------  ---------  -------
Loomis Sayles
 Aggressive Growth
 Fund
Loomis Sayles Bond
 Fund
Loomis Sayles Global
 Bond Fund
Loomis Sayles Small
 Cap Growth Fund
Loomis Sayles Small
 Cap Value Fund
Loomis Sayles
 Tax-Managed Equity
 Fund
Loomis Sayles Value
 Fund
Loomis Sayles
 Worldwide Fund

Aggregate Dollar
Range of Fund Shares
in Funds Overseen by
Trustee in the Trusts

* Amounts include "notional" amounts held through the deferred compensation plan.

During the fiscal year ended September 30, 2003 for the Loomis Trusts, the trustees of the Loomis Trusts received the amounts set forth in the following table for serving as a trustee of each Loomis Trust and for also serving as trustees of the CDC Nvest and Loomis Sayles Funds Trusts:

                               COMPENSATION TABLE

                  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003*

       (1)                         (2)                          (3)                  (5)

                                                            PENSION OR
                                                            RETIREMENT
                                                              BENEFITS              TOTAL
                                     AGGREGATE               ACCRUED AS     COMPENSATION FROM THE
                                    COMPENSATION            PART OF TRUST    FUND COMPLEX PAID TO
NAME OF PERSON, POSITION      FROM THE LOOMIS TRUSTS**        EXPENSES+            TRUSTEE
------------------------   ------------------------------   -------------   ---------------------
                           Loomis Sayles    Loomis Sayles
                              Funds I          Funds II

INTERESTED TRUSTEES

Robert J. Blanding
John T. Hailer
Peter S. Voss

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.
Edward A. Benjamin
Daniel M. Cain
Paul G. Chenault
Kenneth J. Cowan
Richard Darman
Sandra O. Moose
John A. Shane

----------
* The table provides compensation information for the current Trustees of the Trusts. Messrs. Hailer and Voss (each an Interested Trustee), Messrs. Allison, Cain, Cowan, Darman and Shane (each an Independent Trustee) and Ms. Moose (an Independent Trustee) were newly elected to the Board of Trustees of the Loomis Trusts in May of 2003. Robert J. Blanding (Interested Trustee) and Edward A. Benjamin (an Independent Trustee) were newly elected to the Board of Trustees on October 15, 2002. Messrs. Benjamin and Blanding were elected to succeed Daniel
J. Fuss (a former Interested Trustee), Richard S. Holway and Michael T. Murray (each a former Independent Trustee).

**Amounts include payments deferred by trustees for the fiscal year ended September 30, 2003, with respect to the Loomis Trusts. The total amount of deferred compensation accrued for all of the Trusts as of September 30, 2003 for the trustees is as follows: Allison: $_________; Benjamin: $ ______; Cain:
$_________; Cowan: $____________; Darman: $_____________.

+ The Trusts provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trusts on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a series or series of the Trusts selected by the Trustee on the normal payment date for such fees. As a result of this arrangement, the Trusts, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the series selected by the Trustees.

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

        The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory agreements at most of its meetings throughout the year. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

        In connection with their meetings, the Trustees receive materials specifically relating to the existing advisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (1) Loomis Sayles' results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of Loomis Sayles' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets,
(5) the allocation of the Funds' brokerage, if any, including any allocations to brokers affiliated with Loomis Sayles, and the use of "soft" commission dollars to pay for research, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by Loomis Sayles.

        The Board of Trustees most recently approved the renewal of the advisory agreements at their meeting held on May 7, 2003, and for certain new series of the Trust on June 12, 2003. In considering the advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory agreements included the following:

        .       the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

        .       whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

        .       the nature, quality, cost and extent of administrative services performed by Loomis Sayles under the existing advisory agreements and under separate agreements covering administrative services.

        .       each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on Loomis Sayles relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by Loomis Sayles and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to Loomis Sayles, such as the engagement of Loomis Sayles and its affiliates to provide administrative, distribution and transfer agency services to the Fund, and the benefits of research made available to Loomis Sayles by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

        .       the level of Loomis Sayles' profits in respect of the management of each Fund.

         Whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

        Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory agreements should be continued for the one-year period beginning June 30, 2003.

        Code of Ethics. The Loomis Trusts, Loomis Sayles, and CDC IXIS Asset Management Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold.

         Proxy Voting Policies. The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by any Funds. Decisions regarding the voting of proxies shall be made solely in the interest of the Fund and its shareholders. The exclusive purpose shall be to provide benefits to the shareholders of a Fund by considering those factors that affect the value of the securities. The adviser shall exercise its fiduciary responsibilities to vote all proxies with respect to the Fund's investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. In the voting of proxies, the adviser will consider those factors that would affect the value of the Fund's investment. Proposals that, in the opinion of the adviser, would serve to enhance shareholder value are generally voted "for" and proposals that, in the judgment of the adviser, would impair shareholder value are generally voted "against". The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. Upon request for reasonable periodic review as well as annual reporting to the SEC, the adviser shall make available to the Fund, or CDC IXIS Asset Management Services, Inc., the Fund's administrator, the records and information maintained by the adviser under the Guidelines. Loomis Sayles utilizes the services of a third party, Institutional Shareholder Services ("ISS"), in researching and voting proxies for those accounts and funds for which Loomis Sayles has voting authority. ISS has a copy of Loomis Sayles' proxy voting policy and provides vote recommendations to Loomis Sayles based on the firm's policy and ISS's own research. All issues presented for shareholder vote will be considered by the Proxy Committee and, when necessary, the equity analyst following the company. Loomis Sayles will generally follow ISS's recommendation, unless it deviates from the firm's express policy of the Proxy Committee determines that the shareholders best interests are served by voting otherwise.

        In addition to reviewing the ISS recommendations and directing ISS how to vote, the Proxy Committee also: (1) reviews and updates the firm's policies and procedures; (2) consults with portfolio managers and analysts; and (3) meets at least annually to discuss any issues that relate to proxy policies and voting.

        Loomis Sayles strives to ensure that proxies are voted in our clients' best interest and are not affected by any possible conflicts of interest by following the pre-determined policies set forth in the proxy voting manual, or, where the manual allows for discretion, generally relying on the recommendations of ISS. If the firm's manual allows for discretion on a particular proposal and the Proxy Committee determines that ISS's recommendation is not in the best interests of the shareholders, then the Proxy Committee may use its discretion to vote against the ISS recommendation, but only after conducting a review to determine if any material conflict of interest exists, and where a material conflict exists, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way, including providing information, opinions or recommendations to the Proxy Committee.

                                PRINCIPAL HOLDERS

        The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund's outstanding securities. Information provided in this table is as of ________________, 2004.

        To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder. [TO BE UPDATED]

                           INSTITUTIONAL CLASS SHARES

                               RETAIL CLASS SHARES

                               ADMIN CLASS SHARES

MANAGEMENT OWNERSHIP [TO BE UPDATED]

        As of record on ____________, 2004, the officers and trustees of the Loomis Trusts collectively owned less than 1% of the then outstanding shares of the Funds except that the officers and trustees of the Loomis Trusts owned beneficially ___ % of [Fund]. These amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Loomis Trusts, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").

        As of _____________, 2004, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated
Funds: _______________.

        As of _____________, 2004, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated
Funds: __________________________________.

        The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are Robert Ix, John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, Vincent Stanton, Paul Sherba and Kurt Wagner. Except for Timothy Hunt, John DeBeer and Vincent Stanton, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

                     INVESTMENT ADVISORY AND OTHER SERVICES

        Advisory Agreements. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Loomis Trusts. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

             FUND                                                 RATE
             ---------------------------------------------------------
             Loomis Sayles Aggressive Growth Fund                  0.75%
             Loomis Sayles Bond Fund                               0.60
             Loomis Sayles Global Bond Fund                        0.60
             Loomis Sayles Small Cap Growth Fund                   0.75
             Loomis Sayles Small Cap Value Fund                    0.75
             Loomis Sayles Tax-Managed Equity Fund                 0.50
             Loomis Sayles Value Fund                              0.50
             Loomis Sayles Worldwide Fund                          0.75

        During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amount of investment advisory fees from each Fund (before fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each
Fund:

                                FISCAL YEAR ENDED            FISCAL YEAR ENDED        FISCAL YEAR ENDED
                                     9/30/01                      9/30/02                 9/30/03
                            -------------------------   -------------------------    ---------------------
                                          FEE WAIVERS                 FEE WAIVERS              FEE WAIVERS
                             ADVISORY     AND EXPENSE    ADVISORY     AND EXPENSE    ADVISOR   AND EXPENSE
FUND                           FEES       ASSUMPTIONS      FEES       ASSUMPTIONS     FEES     ASSUMPTIONS
-------------------------   -----------   -----------   -----------   -----------    -------   -----------
Loomis Sayles
 Aggressive Growth
 Fund                       $   841,823   $   159,741   $   471,574   $   166,542    $
Loomis Sayles Bond Fund       9,841,214       545,969     8,086,838       670,819
Loomis Sayles Global
 Bond Fund                      287,182       106,038       303,192       101,161
Loomis Sayles Small Cap
 Growth Fund                  1,988,585        24,973     1,191,120       133,134
Loomis Sayles Small Cap
 Value Fund                   2,552,007        13,496     2,980,498       100,904
Loomis Sayles
 Tax-Managed Equity Fund        111,431        88,362        95,694        92,975
Loomis Sayles Value Fund        211,736        49,301       204,364        20,513
Loomis Sayles Worldwide
 Fund                            70,873       152,517        65,850       125,794

        The Loomis Trusts pay compensation to its trustees who are not "interested persons" (as defined in the 1940 Act) of the Loomis Trusts; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and Prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing, and financial reporting, including related clerical expenses.

        Under each advisory agreement, if the total ordinary business expenses of a Fund or a Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances that would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses, and extraordinary expenses.

        Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

        Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the relevant Trust or Loomis Sayles.

        Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

        In addition to serving as investment adviser to each series of the Loomis Trusts, Loomis Sayles acts as investment adviser to certain series of CDC Nvest Funds Trust I and CDC Nvest Funds Trust II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management investment companies and also provides investment advice to numerous other corporate and fiduciary clients.

        Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. Loomis, Sayles & Company, L.P. is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. CDC IXIS Asset Management Holdings, Inc. is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management US, LLC, is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the sole limited partner of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P. is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company. CDC IXIS Asset Management S.A. is majority-owned by CDC Finance--CDC IXIS and indirectly owned, through CDC Finance--CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

        The _____________ principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $_____________ in assets under management or administration as of September 30, 2003.

        Certain officers and trustees of the Loomis Trusts also serve as officers, directors, and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, that might result from these practices.

        Distribution Agreement and Rule 12b-1 Plans. Under agreements with the Loomis Trusts (the "Distribution Agreements"), CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), 399 Boylston St., Boston, Massachusetts 02116, serves as the general distributor of each class of shares of the Funds. Under the Distribution Agreements, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing the Prospectuses to persons other than shareholders.

The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of the Prospectuses to existing shareholders. The Distributor currently is paid a fee for serving as Distributor for the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund.

        As described in their Prospectuses, the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund have adopted Rule 12b-1 plans ("Plans") for their Retail Class shares. The Plans, among other things, permit the Retail Classes to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class as compensation for its services as principal underwriter of the shares of such class. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreements) was approved by the relevant Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreements. The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for no transaction fee or wrap programs, and for retirement plan record keeping. Payments under these Plans also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

        Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund to which the Plan relates. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in any Plan that would materially increase the fees payable thereunder by the Retail Class of a Fund requires approval of the Retail Class shareholders of that Fund. The Loomis Trusts' trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Plan provides that, for so long as that Plan is in effect, selection and nomination of those trustees who are not interested persons of the Loomis Trusts shall be committed to the discretion of such disinterested persons. All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. The compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Funds from the Plans include the ability to attract and maintain assets.

        The Distribution Agreements may be terminated at any time with respect to a Fund on 60 days' written notice without payment of any penalty by the relevant Trust or by vote of a majority of the outstanding voting securities of that Fund or by vote of a majority of the Independent Trustees.

        The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

        The following table provides information on the amount of fees paid by the Funds under these Plans during the past three fiscal years.*

FUND CLASS                               2001        2002      2003
                                         ----        ----      ----
Loomis Sayles Aggressive Growth Fund
   Retail Class                        $ 193,147   $ 104,208
   Admin Class                         $   3,432   $   7,887
Loomis Sayles Bond Fund
   Retail Class                        $ 204,769   $ 157,583
   Admin Class                         $  12,140   $  14,723
Loomis Sayles Global Bond Fund
   Retail Class                        $  27,686   $  26,448
Loomis Sayles Small Cap Growth Fund
   Retail Class                        $ 176,150   $ 127,457
   Admin Class                         $   1,984   $   3,804
Loomis Sayles Small Cap Value Fund
   Retail Class                        $ 243,388   $ 296,382
   Admin Class                         $  36,571   $  57,876
Loomis Sayles Value Fund
   Retail                                      -           -
Loomis Sayles Worldwide Fund
   Retail                                      -           -

*For the fiscal year ended September 30, 2003, fees received by the Distributor in connection with the Plans were paid as compensation to broker-dealers.

        Admin Class shares of each of the Loomis Sayles Aggressive Growth Fund and the Loomis Sayles Small Cap Growth Fund were converted into Retail Class shares of such Fund on May 21, 2003.

        Other Services. Prior to July 1, 2003, Loomis Sayles performed certain accounting and administrative services for the Loomis Trusts, pursuant to administrative services agreements (the "Administrative Services Agreements") between Loomis Sayles and each of Loomis Sayles Funds II (dated May 8, 2000) and Loomis Sayles Funds I (dated May 16, 2000). For the period May 8, 2000 through May 8, 2002 with respect to the Trust and the period May 16, 2000 through May 16, 2002 with respect to Loomis Sayles Funds I, each Loomis Trust reimbursed Loomis Sayles for its expenses in performing or arranging for the performance of
(i) corporate secretarial services, (ii) registration and disclosure assistance,
(iii) legal and compliance services, (iv) transfer agent monitoring, (v) treasury financial services, (vi) treasury regulatory services and (vii) treasury tax services and other treasury services as may arise from time to time. Effective July 1, 2003, Loomis Sayles assigned the Administrative Services Agreements to CDC IXIS Asset Management Services, Inc., an affiliate of Loomis Sayles ("CIS"), and CIS now performs the services listed above.

        Prior to July 1, 2003, pursuant to the Administrative Services Agreement between each Loomis Trust and Loomis Sayles, Loomis Sayles was reimbursed or was paid by each Trust, on behalf of the Funds, the following amounts:

                                            FISCAL YEAR      FISCAL YEAR
                                               ENDED            ENDED           THROUGH
                                           SEPT. 30, 2001   SEPT. 30, 2002   JUNE 30, 2003
                                           --------------   --------------   -------------
          Loomis Sayles Aggressive
           Growth Fund                     $       36,273   $       28,149   $
          Loomis Sayles Bond Fund                 537,918          579,167
          Loomis Sayles Global Bond
           Fund                                    15,559           21,057
          Loomis Sayles Small Cap
           Growth Fund                             86,308           71,841
          Loomis Sayles Small Cap
           Value Fund                             110,469          165,374
          Loomis Sayles Tax-Managed
           Equity Fund                              7,443            8,175
          Loomis Sayles Value Fund                 13,809           17,365
          Loomis Sayles Worldwide
           Fund                                     3,115            3,633

        For the period July 1, 2003 through September 30, 2003, pursuant to the administrative services agreement between CIS and the Loomis Trusts, CIS was reimbursed or was paid by each Trust, on behalf of the Funds, the following amounts:

                                            JULY 1, 2003 TO
                                          SEPTEMBER 30, 2003
                                          ------------------
          Loomis Sayles Aggressive
           Growth Fund                    $
          Loomis Sayles Bond Fund
          Loomis Sayles Global Bond
           Fund
          Loomis Sayles Small Cap
           Growth Fund
          Loomis Sayles Small Cap
           Value Fund
          Loomis Sayles Tax-Managed
           Equity Fund
          Loomis Sayles Value Fund
          Loomis Sayles Worldwide
           Fund

        Transfer Agency Services. CIS also performs transfer agency services for the Funds. CIS maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholder reports, prepares and mails distribution payments, and maintains records of Fund transactions. Each Loomis Trust pays CIS for its services based on the number of open accounts. For these services, CIS received the following fees from the Funds for the fiscal year ended September 30, 2003:

                                          Fiscal Year Ended
                                          September 30, 2003
                                          ------------------
          Loomis Sayles Aggressive
           Growth Fund                    $
          Loomis Sayles Bond Fund
          Loomis Sayles Global Bond
           Fund
          Loomis Sayles Small Cap
           Growth Fund
          Loomis Sayles Small Cap
           Value Fund
          Loomis Sayles Tax-Managed
           Equity Fund
          Loomis Sayles Value Fund
          Loomis Sayles Worldwide
           Fund

        Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the custodian of the Funds. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis.

        Independent Auditors. The Loomis Trusts' independent auditors are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of each Trust's financial statements and assists in the preparation of the Funds' federal and state income tax returns. The information under the caption "Financial Highlights" included in the Prospectuses has been so included, and the financial statements, financial highlights and reports incorporated by reference herein from the 2003 Annual Reports of the Loomis Trusts have been so incorporated, in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.

        Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERALLY

        Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

COMMISSIONS AND OTHER FACTORS IN BROKER OR DEALER SELECTION

        Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

"SOFT DOLLARS"

        Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").

        The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

        If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

        In connection with Loomis Sayles' use of "soft dollars", a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

        Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

        Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

        For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

        The following tables set forth, for each of the last three fiscal years,
(1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such year. (Commissions shown in the tables do not include "mark-ups" on principal transactions for the periods before the fiscal year ended September 30, 2002). Funds not listed in a table did not pay brokerage commissions during the relevant year.

                      FISCAL YEAR ENDED SEPTEMBER 30, 2001

                                               (1) AGGREGATE BROKERAGE   (2) DIRECTED     (3) COMMISSIONS ON
FUND                                                  COMMISSION          TRANSACTIONS   DIRECTED TRANSACTIONS
-----------------------------------------      -----------------------   -------------   ---------------------
Loomis Sayles Aggressive Growth Fund*          $               244,720   $  36,303,298     $          54,898
Loomis Sayles Small Cap Growth Fund*                           327,078      15,235,214                30,325
Loomis Sayles Small Cap Value Fund**                           492,189      11,650,721                21,533
Loomis Sayles Tax-Managed Equity Fund                          115,800              --                    --
Loomis Sayles Value Fund                                        98,319      16,047,823                23,564
Loomis Sayles Worldwide Fund                                    43,442         223,469                   647

* Brokerage commissions for the Fund increased from fiscal year 2000 to fiscal year 2001 due in part to higher portfolio turnover.

**Brokerage commissions for the Fund decreased from fiscal year 2000 to fiscal year 2001 due in part to lack of inclusion of mark-ups on principal transactions.

                      FISCAL YEAR ENDED SEPTEMBER 30, 2002


                                                                         (2) DIRECTED
                                               (1) AGGREGATE BROKERAGE     BROKERAGE      (3) COMMISSIONS ON
FUND                                                COMMISSION             COMMISSION    DIRECTED TRANSACTIONS
-------------------------------------          -----------------------   -------------   ---------------------
Loomis Sayles Aggressive Growth Fund            $            342,854     $  36,503,062     $          66,545
Loomis Sayles Small Cap Growth Fund*                         932,874        52,849,760               118,368
Loomis Sayles Small Cap Value Fund**                       1,405,593        60,690,380               174,570
Loomis Sayles Tax-Managed Equity Fund                         75,301            18,133                    23
Loomis Sayles Value Fund                                      82,473         8,927,873                18,543
Loomis Sayles Worldwide Fund                                  30,748            81,816                    90

*Brokerage commissions for the Loomis Sayles Small Cap Growth Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the inclusion of the "mark-ups" on principal transactions.

**Brokerage commissions for the Loomis Sayles Small Cap Value Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the inclusion of mark-ups on principal transactions.

                      FISCAL YEAR ENDED SEPTEMBER 30, 2003
[To be updated]

                                               (1) AGGREGATE BROKERAGE   (2) DIRECTED     (3) COMMISSIONS ON
FUND                                                 COMMISSIONS         TRANSACTIONS    DIRECTED TRANSACTIONS
-------------------------------------          -----------------------   -------------   ---------------------
Loomis Sayles Aggressive Growth Fund           $
Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Tax-Managed Equity Fund
Loomis Sayles Value Fund
Loomis Sayles Worldwide Fund

        The table below presents information regarding the securities of the Funds' regular broker-dealers that were held by the Funds as of September 30, 2003. [To be updated]

FUND                        MARKET VALUE        % OF FUND'S ASSTS
----------------------      ------------        -----------------

                        DESCRIPTION OF THE LOOMIS TRUSTS

        Loomis Sayles Funds I, registered with the SEC as a diversified open-end investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust, dated December 23, 1993, as amended.

        Loomis Sayles Funds II, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust, dated February 20, 1991, as amended.

        Each Agreement and Declaration of Trust (each a "Declaration of Trust") currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

        The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the relevant Trust. Any general expenses of the relevant Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

        Each Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of each Fund (other than the Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Worldwide Fund), are currently divided into two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

        Each Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the trustees may terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

        Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the relevant Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

        Each Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

        There will normally be no meetings of shareholders for the purpose of electing trustees for either Trust, except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

        Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Loomis Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

        Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

        No amendment may be made to either Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change, or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

        Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Each Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

        Each Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in either Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of each Loomis Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

HOW TO BUY SHARES

        The procedures for purchasing shares of each Fund are summarized in its Prospectus under "General Information--How to Purchase Shares."

NET ASSET VALUE

        The net asset value ("NAV") of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of such Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the NYSE is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or the NASDAQ Official Closing Price, as applicable. If there is no reported sale during the day, such pricing services generally use the closing bid price. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are not readily available (including restricted securities, if any) are fair valued in good faith using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

                              SHAREHOLDER SERVICES

OPEN ACCOUNTS

        A shareholder's investment in each Fund is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, the shareholder servicing agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

        The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated, or destroyed certificates.

        The costs of maintaining the open account system are borne by the relevant Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive notice before any such charges are made.

Systematic Withdrawal Plan (Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide ONLY)

        A Systematic Withdrawal Plan, referred to in the Prospectus under "General Information--How to Redeem Shares," provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

        Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

        Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information regarding federal income taxes.

EXCHANGE PRIVILEGE

        Retail Class shares of the Funds may be exchanged, subject to investment minimums, for Retail Class shares of any other series of the Loomis Trusts that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, a money market fund advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. Admin Class shares of the Funds may be exchanged, subject to investment minimums, for Admin Class shares of any other series of the Loomis Trusts that offers Admin Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust. Institutional Class shares of the Funds may be exchanged, subject to investment minimums, for Institutional Class shares of any other series of the Loomis Trusts that offers Institutional Class shares, for Class Y shares of any other series of the Loomis Trusts or any CDC Nvest Fund that offers Class Y shares or for Class A shares of the CDC Nvest Cash Management Trust.

        Exchanges may be effected by (1) making a telephone request by calling 1-800-633-3330, provided that a special authorization form is on file with Loomis Sayles Funds or (2) sending a written exchange request to Loomis Sayles Funds accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs (Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide ONLY)

        IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

        Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS

        The procedures for redemption of each Fund's shares are summarized in its Prospectus under "General Information--How to Redeem Shares."

        Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions, or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectuses, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address for an account whose account registration has not changed in the past 30 days.

        If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Loomis Sayles Funds at 1-800-633-3330. When a telephone redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephone redemption requests must be received by Loomis Sayles Funds prior to the close of regular trading on the NYSE on a day when the Exchange is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by Loomis Sayles Funds, and a new request will be necessary.

        In order to redeem shares by telephone, a shareholder either must select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to Loomis Sayles Funds a written request with a signature guarantee. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, Loomis Sayles Funds, the Distributor, State Street Bank, and their affiliates are not responsible for the authenticity of withdrawal instructions received by telephone.

        The redemption price will be the NAV per share next determined after the redemption request and any necessary special documentation are received by Loomis Sayles Funds in proper form. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

        Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Trust at the beginning of such period.

        A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Distribution and Taxes."

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

OTHER

        The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. The broker's customers will receive the Funds' NAV next computed after an order is accepted by an authorized broker or the broker's authorized designee.

                             DISTRIBUTION AND TAXES

        As described in the Prospectuses under "Dividends and Distributions," it is the policy of each Fund to pay its shareholder each year, as dividends, substantially all net investment income and to distribute annually all net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses), if any, after offsetting any capital loss carryovers.

        Investment income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the shareholder servicing agent (BFDS). In order for a change to be in effect for any dividend or distribution, it must be received by the shareholder servicing agent on or before the record date for such dividend or distribution.

        As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

        Backup Withholding. The Internal Revenue Service ("IRS") requires any Fund to withhold ("backup withholding") a portion of any redemption proceeds and of any investment income dividends and capital gain distributions in the following situations:

..       if the shareholder does not provide a correct taxpayer identification number to the Fund;

..       if the IRS notifies the Fund that the shareholder has under-reported income in the past and thus is subject to backup withholding; or

..       if the shareholder fails to certify to the Fund that the shareholder is not subject to such backup withholding.

        The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

        Taxation of Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions. If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

        An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

        Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

        Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than "exempt-interest dividends", if any ). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared.

        Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

        In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

        In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

        If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in a shareholder's shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

        Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

        A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

        Exempt-Interest Dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

        Investors may not deduct part or all of the interest on indebtedness, if any, incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholders that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed Funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

        Passive Foreign Investment Companies. Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

        Foreign Taxes. The Loomis Sayles Global Bond Fund and the Loomis Sayles Worldwide Fund each may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

        Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

        Financial Products. A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

        Certain of each Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

        Securities issued or purchased at a discount. A Fund's investment in securities issued at a discount and certain other obligations such as TIPS and Zero Coupon Bonds will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

        Real Estate Investment Trusts ("REITs"). A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

        Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

        Non-U.S. shareholders should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund. Distributions to such shareholders may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). In addition, redemption proceeds and distribution of investment company taxable income and of net capital gains may be subject to backup withholding (as described above) unless certain conditions are met, as discussed above. In order for a foreign shareholder to qualify for exemption from back-up withholding under income tax treaties, the shareholder must comply with specific certification and filing requirements. Foreign shareholders should consult their tax advisers with respect to the potential application of these new regulations.

        The foregoing discussion relates solely to U.S. federal income tax law, based on the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations, which are subject to change by legislative or administrative action. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, or local taxes.

Non-U.S. shareholders should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund. Distributions to such shareholders may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). In addition, redemption proceeds and distributions of investment company taxable income and of net capital gains may be subject to backup withholding (as described above) unless certain conditions are met, as discussed above. In order for a foreign shareholder to qualify for exemption from back-up withholding under income tax treaties, the shareholder must comply with specific certification and filing requirements. Foreign shareholders should consult their tax advisers with respect to the potential application of these new regulations.

                              FINANCIAL STATEMENTS

        The financial statements and financial highlights of the Funds and Predecessor Funds included in the Loomis Trusts' 2003 Semi-Annual Report for the period ended March 31, 2003, are incorporated by reference to such Reports. The financial statements, financial highlights and report of the Independent Auditors included in the Loomis Trusts' 2003 Annual Report with respect to the Funds and Predecessor Funds, are also incorporated by reference to such Reports.

                           CALCULATION OF TOTAL RETURN

        Total Return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes that any dividends or capital gain distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period; (3) assuming redemption at the end of the period; and
(4) dividing the resulting account value by the initial $1,000 investment.

                             PERFORMANCE COMPARISONS

        Yield and Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each of Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Standard & Poor's Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted or straight performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

        The Funds' yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

        At any time in the future, yields may be higher or lower than past yields, and there can be no assurance that any historical results will continue.

        Investors in the Funds are specifically advised that the net asset value per share of each Fund may vary, just as yields for each Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of a Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

        Volatility. Each Fund may quote various measures of its volatility and benchmark correlation. In addition, a Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which a Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. Each Fund may utilize charts and graphs to present its volatility and average annual total return. Each Fund may also discuss or illustrate examples of interest rate sensitivity.

                                   APPENDIX A

                     ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Funds advertising sales literature, communications to shareholders and other promotional material may include, but is not limited to: A total return figure or modified inception date that more accurately compares a Fund's performance with other measures of investment return such as data published by Lipper Analytical Services, Inc. or with the performance of any other index.

Hypothetical calculations of a Fund's aggregate total return for a period of time assuming the investment of a particular investment in shares of a Fund and assuming the reinvestment of all dividends and distributions.

Specific and general investment philosophies, objectives, strategies, processes and techniques.

Discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, and the advantages and disadvantages of investing in tax-deferred and taxable investments).

Discussions of economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation, sources of information, economic models, forecasts, data services utilized, consulted or considered in the course of providing advisory or other services, as well as historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities.

A summary of the substance of information contained in shareholder reports (including the investment composition of a Fund by investment, industry sector and country weighting), as well as the views of Loomis Sayles as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. This information may be updated as of a current date (such as the date of the performance data, if any).

Charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds.

A discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments.

Inclusion of symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors, and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants, and firms with whom Loomis Sayles may or may not have a relationship.

Specific and general reference to comparative ratings, rankings, and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations, and publications.

In addition, Loomis Sayles Funds advertising, sales literature, communications to shareholders and other promotional material may include, but is not limited to, discussions of the following information: Loomis Sayles Funds participation in wrap fee and no transaction fee programs Loomis Sayles Funds II's and Loomis Sayles' website Loomis Sayles publications, including fact sheets for each Fund. Characteristics of Loomis Sayles, including the number and locations of its offices, its investment practices and clients, and assets under management Industry conferences at which Loomis Sayles participates Current capitalization, levels of profitability, and other financial information Identification of portfolio managers, researchers, economists, principals, and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff The specific credentials of the above individuals, including but not limited to previous employment, current, and past positions, titles and duties performed, industry experience, educational background and degrees, awards, and honors The types of clients Loomis Sayles advises, and specific identification of, and general reference to, current individual, corporate, and institutional clients, including pension and profit sharing plans Loomis Sayles' method of operation, personnel, internal work environment, procedure and philosophy Current and historical statistics relating to:

.. total dollar amount of assets managed
.. Loomis Sayles assets managed in total and by Fund
.. the growth of assets
.. asset types managed

Loomis Sayles Funds' tag line--"Listening Harder, Delivering More"--and statements that and examples of how Loomis Sayles Funds listens to its clients and works hard to deliver results that exceed their expectations.

                             STATEMENT OF ADDITIONAL
                                   INFORMATION


LOOMIS SAYLES FUNDS I
February 1, 2004

    .    Loomis Sayles Benchmark Core Bond Fund
    .    Loomis Sayles Core Plus Fixed Income Fund
    .    Loomis Sayles Fixed Income Fund
    . Loomis Sayles Institutional High Income Fund (formerly, Loomis Sayles High Yield Fixed Income Fund)
    .    Loomis Sayles Intermediate Duration Fixed Income Fund
    .    Loomis Sayles Investment Grade Fixed Income Fund
    .    Loomis Sayles Mid Cap Growth Fund
    .    Loomis Sayles Small Company Growth Fund
    .    Loomis Sayles U.S. Government Securities Fund

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OR PROSPECTUSES OF THE SERIES OF LOOMIS SAYLES FUNDS I (COLLECTIVELY, THE "FUNDS", WITH EACH SERIES BEING KNOWN AS A "FUND") DATED FEBRUARY 1, 2004, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE ALL OF THE FUNDS' CURRENT PROSPECTUSES, UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS. A COPY OF EACH FUND'S PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS I, 399 BOYLSTON ST., BOSTON, MASSACHUSETTS 02116, 1-800-633-3330.

The Funds' financial statements and accompanying notes that appear in the Funds' annual and semi-annual reports are incorporated by reference into this Statement of Additional information. Each Fund's annual and semi-annual report contains additional performance information and is available upon request and without charge by calling 1-800-633-3330.

TABLE OF CONTENTS

THE TRUST ..................................................................   3
INVESTMENT STRATEGIES AND RISKS ............................................   3
   Investment Restrictions .................................................   3
   U.S. Government Securities ..............................................   7
   When-Issued Securities ..................................................   8
   Zero Coupon Bonds .......................................................   8
   Repurchase Agreements ...................................................   8
   Real Estate Investment Trusts ...........................................   9
   Rule 144A Securities ....................................................   9
   Foreign Currency Transactions ...........................................   9
   Options and Futures .....................................................  10
   Small Companies .........................................................  11
   Private Placements ......................................................  11
   Investment Companies ....................................................  12
MANAGEMENT OF THE TRUST ....................................................  12
PRINCIPAL HOLDERS ..........................................................  21
INVESTMENT ADVISORY AND OTHER SERVICES .....................................  26
PORTFOLIO TRANSACTIONS AND BROKERAGE .......................................  31
DESCRIPTION OF THE TRUST ...................................................  35
   Voting Rights ...........................................................  35
   Shareholder and Trustee Liability .......................................  36
   How to Buy Shares .......................................................  36
   Net Asset Value .........................................................  36
SHAREHOLDER SERVICES .......................................................  37
   Open Accounts ...........................................................  37
   Systematic Withdrawal Plan ..............................................  37
   Exchange Privilege ......................................................  38
   IRAs ....................................................................  38
   Redemptions .............................................................  38
DISTRIBUTIONS AND TAXES ....................................................  39
FINANCIAL STATEMENTS .......................................................  43
CALCULATION OF TOTAL RETURN ................................................  43
PERFORMANCE COMPARISONS ....................................................  43
APPENDIX B

                                    THE TRUST

         Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust) (the "Trust") is a diversified, registered, open-end management investment company. The Trust includes twelve series. The Trust was organized as a Massachusetts business trust on December 23, 1993.

         The Loomis Sayles U.S. Government Securities Fund (the "Successor Fund") commenced operations on September 12, 2003 as a series of the Trust. Prior to September 12, 2003 the Successor Fund was a series of Loomis Sayles Funds II (the "Predecessor Fund"). Information set forth in this Statement of Additional Information regarding the Successor Fund for periods prior to September 12, 2003 relates to the Predecessor Fund.

         Admin Class shares of the Benchmark Core Bond Fund were converted into Retail Class shares of such Fund on May 21, 2003.

         Shares of the Funds are continuously offered, freely transferable and entitle shareholders to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share held at shareholder meetings. The Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                         INVESTMENT STRATEGIES AND RISKS

         The investment policies of each Fund set forth in its Prospectus and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval, except that (1) the investment objective of each Fund other than the Loomis Sayles U.S. Government Securities Fund, as set forth in its Prospectus and (2) any policy (of the Funds) explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of
(i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

Investment Restrictions

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each of the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund (and those marked with an asterisk are fundamental policies of each of these Funds):

The Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund will not:

         *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         *(2) Invest in oil, gas, or other mineral leases, rights, or royalty contracts, or in real estate, commodities, or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates, or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

         *(3) Make loans, except to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

         *(4) Change its classification pursuant to Section 5(b) of the 1940 Act from a "diversified" to "non-diversified" management investment company.

         *(5) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

         *(6) Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Funds' use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

         (7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

         *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction, none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation, or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts, or any other derivative investments to the extent that Loomis, Sayles & Company, L.P. ("Loomis Sayles") determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC").)

         These Funds intend, based on the views of the SEC, to restrict their investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

         Although authorized to invest in restricted securities, these Funds, as a matter of non-fundamental operating policy, currently do not intend to invest in such securities, except Rule 144A securities.

         For purposes of the foregoing restrictions, these Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the SEC, do these Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each of the Loomis Sayles U.S. Government Securities Fund (and those marked with an asterisk are fundamental policies of each of these Funds):

The Loomis Sayles U.S. Government Securities Fund will not:

         (1) Invest in companies for the purpose of exercising control or management.

         *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

         *(4) Make loans, except that each Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither
(i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

         (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

         (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

         (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

         *(8) Purchase any security (other than U.S. Government securities)if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

         *(9) Borrow money, except to the extent permitted under the 1940 Act.

         (10) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

         (11) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

         (12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

         (13) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

         (14) Write or purchase puts, calls, or combinations of both, except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

         *(15) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

         Each of these Funds intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

         For purposes of the foregoing restrictions, these Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, do these Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Certain Funds have other non-fundamental investment parameters, as listed below. It is a non-fundamental policy that the investment parameters listed below not be changed without providing 60 days notice to shareholders of the relevant Funds in accordance with Rule 35d-1 under the 1940 Act.

         Loomis Sayles Benchmark Core Bond Fund

         The Fund normally will invest at least 80% of its assets in fixed income securities.

         Loomis Sayles Core Plus Fixed Income Fund

         The Fund normally will invest at least 80% of its assets in fixed income securities.

         Loomis Sayles Fixed Income Fund

         The Fund normally will invest at least 80% of its assets in fixed income securities.

         Loomis Sayles Intermediate Duration Fixed Income Fund

         The Fund normally will invest at least 80% of its assets in fixed income securities.

         Loomis Sayles Investment Grade Fixed Income Fund

         The Fund normally will invest at least 80% of its assets in investment grade fixed income securities.

         Loomis Sayles Mid Cap Growth Fund

         The Fund normally will invest at least 80% of its assets in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index.

         Loomis Sayles Small Company Growth Fund

         The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

         Loomis Sayles U.S. Government Securities Fund

         The Fund normally will invest at least 80% of its assets in U.S. Government securities.

INVESTMENT STRATEGIES

         Except to the extent prohibited by a Fund's investment policies as set forth in the Prospectus or in this Statement of Additional Information, the investment strategies used by Loomis Sayles in managing each of the Funds may include investments in the types of securities described below.

U.S. Government Securities

         U.S. Government securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities, and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association, and the Small Business Administration. More detailed information about some of these categories of U.S. Government securities follows.

         U.S. Treasury Bills - U.S. Treasury Bills are direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

         U.S. Treasury Notes and Bonds - U.S. Treasury Notes and Bonds are direct obligations of the U.S. Treasury that are issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

         "Ginnie Maes" - Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

         "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

         Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

         The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

         The yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities

         When-issued securities are agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed- delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Zero Coupon Bonds

         Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements

         Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Real Estate Investment Trusts

         REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

         Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

Rule 144A Securities

         Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

Foreign Currency Transactions

         Since investment in securities of foreign issuers will usually involve and investments in securities of supranational entities and certain other issuers may involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

         A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

         Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

         The Funds generally will not enter into forward contracts with a term of greater than one year.

         Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

         Each Fund, in conjunction with its transactions in forward contracts, options, and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options, and futures.

Options and Futures

         An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

         The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

         Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

         An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

         Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

         In accordance with Commodity Futures Trading Commission Rule 4.5, each of the Funds that may engage in futures transactions, including without limitation futures and options on futures, will use futures transactions solely for bona fide hedging purposes or will limit its investment in futures transactions for other than bona fide hedging purposes so that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any such futures transactions.

Small Companies

         Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset values of funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.

Private Placements

         The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and the Loomis Sayles U.S. Government Securities Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

         While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

         The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Investment Companies

         The Loomis Sayles U.S. Government Securities Fund may invest in investment companies. Investment companies, including companies such as iShares and "SPDR," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust supervise the affairs of the Trust along with the affairs of Loomis Sayles Funds II and the CDC Nvest Funds/1/ (collectively the "Trusts") and have the other responsibilities assigned to them by the laws of The Commonwealth of Massachusetts.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Term of                                    Number of
                                                     Office* and                                  Portfolios
                                  Position(s)         Length of                                    in Fund
                                   Held with             Time         Principal Occupation(s)      Complex          Other
    Name, Age and Address            Trust              Served          During Past 5 Years        Overseen     Directorships
    ----------------------           -----              ------          -------------------        --------         Held
                                                                                                                    ----
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr. (63)          Trustee        Less than 1    Douglas Dillon Professor and       [41]      Director, Taubman
399 Boylston Street                                     year       Director of the Belfer Center                Centers, Inc.
Boston, MA 02116               Contract Review and                 of Science for International
                                    Governance                     Affairs, John F. Kennedy                     Board Member,
                                 Committee Member                  School of Government, Harvard                USEC Inc.
                                                                   University
-----------------------------------------------------------------------------------------------------------------------------------

________
/1/ The "CDC Nvest Funds" consist of the following trusts: CDC Nvest Funds Trusts I, II, and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and AEW Real Estate Income Fund. Effective June 1, 2003, the Board of Trustees of these CDC Nvest Funds trusts (the "CDC Nvest Funds Trusts") approved new trustees in connection with the integration of the Trust, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") and the CDC Nvest Funds Trusts (together, the "CDC Nvest and Loomis Sayles Funds Trusts").

------------------------------------------------------------------------------------------------------------------------------------
                                                     Term of                                       Number of
                                                   Office* and                                     Portfolios
                                   Position(s)      Length of                                       in Fund
                                    Held with          Time           Principal Occupation(s)       Complex             Other
    Name, Age and Address             Trust           Served            During Past 5 Years         Overseen        Directorships
    ----------------------            -----           ------            -------------------         --------            Held
                                                                                                                        ----
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (65)              Trustee        Less than 1      Director, Coal, Energy            [41]      Director, Precision
399 Boylston Street                                     year         Investments & Management,                   Optics Corporation
Boston, MA 02116                 Audit Committee                     LLC; formerly, Partner,                     (optics
                                      Member                         Ropes & Gray (law firm)                     manufacturer)
                                                                     until 1999
------------------------------------------------------------------------------------------------------------------------------------
Daniel M. Cain (58)                  Trustee        Less than 1      President and CEO, Cain           [41]      Trustee, Universal
452 Fifth Avenue                                        year         Brothers & Company,                         Health Realty
New York, NY 10018               Chairman of the                     Incorporated (investment                    Income Trust
                                 Audit Committee                     banking)
------------------------------------------------------------------------------------------------------------------------------------
Paul G. Chenault (70)                Trustee        Less than 1      Retired; Trustee, First           [41]      Director, Mailco
5852 Pebble Beach Way                                   year         Variable Life (variable life                Office Products,
San Luis Obispo, CA 93401      Contract Review and                   insurance)                                  Inc.
                                    Governance
                                 Committee Member
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (71)                Trustee        Less than 1      Retired                           [41]      None
399 Boylston Street                                     year
Boston, MA 02116                 Chairman of the
                               Contract Review and
                                    Governance
                                    Committee
------------------------------------------------------------------------------------------------------------------------------------
Richard Darman (60)                  Trustee        Less than 1      Partner, The Carlyle Group        [41]      Director and
399 Boylston Street                                     year         (investments); Chairman of the              Chairman, AES
Boston, MA 02116               Contract Review and                   Board of Directors of AES                   Corporation
                                    Governance                       Corporation (international
                                 Committee Member                    power company); formerly,
                                                                     Professor, John F. Kennedy
                                                                     School of Government, Harvard
                                                                     University
------------------------------------------------------------------------------------------------------------------------------------
Sandra O. Moose (61)                 Trustee        Less than 1      Senior Vice President and         [41]      Director, Verizon
One Exchange Place                                      year         Director, The Boston                        Communications
Boston, MA 02109                 Audit Committee                     Consulting Group, Inc.
                                      Member                         (management                                 Director, Rohm and
                                                                     consulting)                                 Haas Company
------------------------------------------------------------------------------------------------------------------------------------
John A. Shane (70)                   Trustee        Less than 1      President, Palmer Service         [41]      Director, Gensym
200 Unicorn Park Drive                                  year         Corporation (venture capital                Corporation;
Woburn, MA 01801               Contract Review and                   organization)                               Director, Overland
                                    Governance                                                                   Storage, Inc.;
                                 Committee Member                                                                Director, Abt
                                                                                                                 Associates Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Term of                                       Number of
                                                   Office* and                                     Portfolios
                                   Position(s)      Length of                                       in Fund
                                    Held with          Time           Principal Occupation(s)       Complex             Other
    Name, Age and Address             Trust           Served            During Past 5 Years         Overseen        Directorships
    ----------------------            -----           ------            -------------------         --------            Held
                                                                                                                        ----
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Blanding/1/ (56)      President and Chief  Less than 1     President, Chairman, Director,    [41]      None
555 California Street           Executive Officer       year         and Chief Executive Officer,
San Francisco, CA 94104                                              Loomis Sayles; Chief Executive
                                                                     Officer - Loomis Sayles Funds
                                     Trustee                         II

                                                    Less than 1
                                                        year
------------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice    Less than 1
John T. Hailer/2/ (43)              President           year         President and Chief Executive     [41]      None
399 Boylston Street                                                  Officer, CDC IXIS Asset
Boston, MA 02116                                                     Management Distributors, L.P.;
                                     Trustee                         President - Loomis Sayles
                                                    Less than 1      Funds II; formerly, Senior
                                                        year         Vice President, Fidelity
                                                                     Investments; President and CEO
                                                                     of CDC Nvest Funds
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Voss/3/ (57)            Chairman of the                     Director, President and Chief     [41]      Trustee, Harris
399 Boylston Street                   Board                          Executive Officer, CDC IXIS                 Associates
Boston, MA 02116                                                     Asset Management North                      Investment Trust/4/
                                                    Less than 1      America, L.P.
                                     Trustee            year
------------------------------------------------------------------------------------------------------------------------------------

*Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

/2/Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

/3/Mr. Voss is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis Sayles; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan, Nelson,

Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management.

/4/As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------


                                                      Term of
                                                      Office* and
                                     Position(s)      Length of
                                     Held with        Time           Principal Occupation(s)
Name, Age and Address                Trust            Served         During Past 5 Years
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Nicholas H. Palmerino (38)
399 Boylston Street                     Treasurer       Less than 1  Senior Vice President, CDC IXIS
Boston, MA 02116                                           year      Asset Management Services,
                                                                     Inc.; Senior Vice President,
                                                                     CDC IXIS Asset Management
                                                                     Advisers, L.P.; formerly, Vice
                                                                     President, Loomis, Sayles &
                                                                     Company, L.P.
------------------------------------------------------------------------------------------------------
John E. Pelletier (39)
399 Boylston Street                     Secretary       Less than 1  Senior Vice President, General
Boston, MA 02116                                           year      Counsel, Secretary and Clerk,
                                                                     CDC IXIS Distribution
                                                                     Corporation; Senior Vice
                                                                     President, General Counsel,
                                                                     Secretary and Clerk, CDC IXIS
                                                                     Asset Management Distributors,
                                                                     L.P.; Senior Vice President,
                                                                     General Counsel, Secretary and
                                                                     Clerk, CDC IXIS Asset Management
                                                                     Advisers, L.P.; Executive Vice
                                                                     President, General Counsel,
                                                                     Secretary, Clerk, and Director,
                                                                     CDC IXIS Asset Management
                                                                     Services, Inc.
------------------------------------------------------------------------------------------------------

* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Each person listed above holds the same position(s) with the CDC Nvest and Loomis Sayles Funds Trusts except as noted above. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated, each of the Trustees is also a trustee of certain other investment companies (e.g., Loomis Sayles Funds II) for which the Distributor acts as principal underwriter.

Standing Board Committees

         The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee.

         The Trust has two standing committees. The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trusts, and governance matters relating to the Trusts. During the fiscal year-ended September 20, 2003, this Committee held ___ meetings.

         The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year-ended September 20, 2003, this Committee held ___ meetings.

        The membership of each committee is as follows:

         Audit Committee                Contract Review and Governance Committee

         Daniel M. Cain - Chairman      Kenneth J. Cowan - Chairman
         Sandra O. Moose                Graham T. Allison, Jr.
         Edward A. Benjamin             Richard Darman
                                        John A. Shane
                                        Paul G. Chenault

Trustee Fees

         The Trusts pay no compensation to their officers or to their Trustees who are Interested Trustees.

         Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the Trusts and the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

Trustee Beneficial Ownership

         The following tables set forth the dollar range of shares owned by each Trustee as of December 31, 2003 in (i) the Funds and (ii) in all funds overseen by the trustee in the Trusts on an aggregate basis:

Interested Trustees [update]

Dollar Range of Fund Shares                 Robert J. Blanding   John T. Hailer**   Peter S. Voss**
---------------------------                 ------------------   ----------------   ---------------
Loomis Sayles Benchmark Core Bond Fund                       A               A                   A
Loomis Sayles Bond Fund                                      C               A                   E
Loomis Sayles Global Bond Fund                               A               A                   E
Loomis Sayles Core Plus Fixed Income Fund                    A               A                   A
Loomis Sayles Fixed Income Fund                              A               A                   A
Loomis Sayles Institutional High Income Fund                 E               A                   A
Loomis Sayles Intermediate Duration Fixed
 Income Fund                                                 A               A                   A
Loomis Sayles Investment Grade Fixed Income Fund             A               A                   A
Loomis Sayles Mid Cap Growth Fund                            A               A                   A
Loomis Sayles Small Company Growth Fund                      A               A                   A
Loomis Sayles Small Cap Value Fund                           E               E                   A
Loomis Sayles Government Securities fund                     A               A                   A

Aggregate Dollar Range of Fund Shares
in Funds Overseen by Trustee in the Trusts:                  E               E                   E

* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000

**Amounts include "notional" amounts held through the deferred compensation plan.

Independent Trustees: [update]

Dollar Range               Graham T.  Edward A.  Daniel M.  Paul G.   Kenneth J.  Richard    Sandra     John
of Fund                    Allison,   Benjamin   Cain**     Chenault  Cowan**     Darman**   O.         A.
Shares*                    Jr.**                                                             Moose**    Shane
Loomis Sayles              A          A          A          A         A           A          A          A
Benchmark
Core Bond Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Bond Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Global Bond
Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Core Plus
Fixed Income
Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Fixed Income
Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Institutional
High Income
Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Intermediate
Duration
Fixed Income
Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Investment
Grade Fixed
Income Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Mid Cap
Growth Fund
Loomis Sayles              A          A          A          A         A           A          A          A
Small Company
Growth Fund
Loomis Sayles              A          A          A          D         A           A          A          A
Small Cap
Value Fund
Loomis Sayles              A          A          A          A         A           A          A          A
U.S.
Government
Securities
Fund
Aggregate                  E          A          D          D         E           E          E          A
Dollar Range
of Fund
Shares in
Funds
Overseen by
Trustee in
the Trusts

* A.  None
  B.  $1 - 10,000

  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000

**Amounts include "notional" amounts held through the deferred compensation plan.

During the fiscal year-ended September 30, 2003 for the Trust, the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the CDC Nvest and Loomis Sayles Funds Trusts:

                               Compensation Table

             For the Fiscal Year Ended September 30, 2003* [update]

                 (1)                           (2)                       (3)                          (5)
                                            Aggregate           Pension or Retirement       Total Compensation From
                                       Compensation  from     Benefits Accrued as Part         the Fund Complex
Name of Person, Position                      Trust*            of Trust Expenses**             Paid to Trustee+
------------------------                      ------            -----------------               ----------------
Interested Trustees
-------------------
Robert J. Blanding

John T. Hailer

Peter S. Voss

Independent Trustees
--------------------

Graham T. Allison, Jr.

Edward A. Benjamin

Daniel M. Cain

Paul G. Chenault

Kenneth J. Cowan

Richard Darman

Sandra O. Moose

John A. Shane

_________________

*The table provides compensation information for the current Trustees of the Trust. Messrs. Hailer and Voss (each an Interested Trustee), Messrs. Allison, Cain, Cowan, Darman, and Shane (each an Independent Trustee) and Ms.

Moose (an Independent Trustee) were newly elected to the Board of Trustees of the Trust in May of 2003. Robert J. Blanding (an Interested Trustee), Edward A. Benjamin and Paul G. Chenault (each an Independent Trustee) were newly elected to the Board of Trustees on October 15, 2002. Messrs. Benjamin, Blanding and Chenault were elected to succeed Timothy Hunt and Charles Finlayson (each a former Independent Trustee). During the fiscal year ended September 30, 2002, Timothy Hunt and Charles Finlayson each received $10,000 from the Trust.

** The Trusts provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trusts on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a series or series of the Trusts selected by the Trustee on the normal payment date for such fees. As a result of this arrangement, the Trusts, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the series selected by the Trustees. The total amount of deferred compensation for all periods through September 30, 2003 accrued for the trustees is as follows: Allison ($________); Cain ($________); Cowan ($_________) and Darman ($_________).

+ Total Compensation represents amounts paid during 2003 to a trustee for serving on the board of trustees of ____ (_) trusts with a total of _______ (__) funds as of ____________.

Board Approval of the Existing Advisory Agreements

     The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory agreements at most of its meetings throughout the year. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

          In connection with their meetings, the trustees receive materials specifically relating to the existing advisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (1) Loomis Sayles's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of Loomis Sayles' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets,
(5) the allocation of the Funds' brokerage, if any, including any allocations to brokers affiliated with Loomis Sayles, and the use of "soft" commission dollars to pay for research, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by Loomis Sayles.

     The Board of Trustees most recently approved the renewal of the advisory agreements at their meeting held on May 7, 2003, and for certain new series of the Trust on June 12, 2003. In considering the advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory agreements included the following:

     . the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

     . whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

     . the nature, quality, cost and extent of administrative services performed by Loomis Sayles under the existing advisory agreements and under separate agreements covering administrative services.

     . each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on Loomis Sayles relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by Loomis Sayles and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to Loomis Sayles, such as the engagement of Loomis Sayles and its affiliates to provide administrative, distribution and transfer agency services to the Fund, and the benefits of research made available to Loomis Sayles by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

     . the level of Loomis Sayles' profits in respect of the management of each Fund.

     . whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory agreements should be continued for the one-year period beginning June 30, 2003.

          Code of Ethics. The Trust, Loomis Sayles and CDC IXIS Asset Management Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold.

          Proxy Voting Policies. Loomis Sayles utilizes the services of a third party, Institutional Shareholder Services ("ISS"), in researching and voting proxies for those accounts and funds for which Loomis Sayles has voting authority. ISS has a copy of Loomis Sayles' proxy voting policy and provides vote recommendations to Loomis Sayles based on the firm's policy and ISS's own research. All issues presented for shareholder vote will be considered by the Proxy Committee and, when necessary, the equity analyst following the company. Loomis Sayles will generally follow ISS's recommendation, unless it deviates from the firm's express policy of the Proxy Committee determines that the shareholders best interests are served by voting otherwise.

          In addition to reviewing the ISS recommendations and directing ISS how to vote, the Proxy Committee also: (1) reviews and updates the firm's policies and procedures; (2) consults with portfolio managers and analysts; and (3) meets at least annually to discuss any issues that relate to proxy policies and voting.

          Loomis Sayles strives to ensure that proxies are voted in our clients' best interest and are not affected by any possible conflicts of interest by following the pre-determined policies set forth in the proxy voting manual, or, where the manual allows for discretion, generally relying on the recommendations of ISS. If the firm's manual allows for discretion on a particular proposal and the Proxy Committee determines that ISS's recommendation is not in the best interests of the shareholders, then the Proxy Committee may use its discretion to vote against the ISS recommendation, but only after conducting a review to determine if any material conflict of interest exists, and where a material conflict exists, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way, including providing information, opinions or recommendations to the Proxy Committee.

          The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by any Funds. Decisions regarding the voting of proxies shall be made solely in the interest of the Fund and its shareholders. The exclusive purpose shall be to provide benefits to the shareholders of a Fund by considering those factors that affect the value of the securities. Each sub-adviser (or the adviser, in the absence of a sub-adviser) shall exercise its fiduciary responsibilities to vote all proxies with respect to the Fund's investments that are managed by that sub-adviser (or adviser as the case may be) in a prudent manner in accordance with the Guidelines and the proxy voting policies of the sub-adviser (or adviser as the case may be). In the voting of proxies, each sub-adviser (or adviser as the case may be) will consider those factors that would affect the value of the Fund's investment. Proposals that, in the opinion of a sub-adviser (or adviser in the absence of a sub-adviser), would serve to enhance shareholder value are generally voted "for" and proposals that, in the judgment of the sub-adviser (or adviser), would impair shareholder value are generally voted "against". Each sub-adviser (or the adviser in the absence of a sub-adviser) is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. Upon request for reasonable periodic review as well as annual reporting to the Securities and Exchange Commission, each sub-adviser (or adviser) shall make available to the Fund, or CDC IXIS Asset Management Services, Inc., the Fund's administrator, the records and information maintained by the sub-adviser (or adviser) under the Guidelines.

                                PRINCIPAL HOLDERS

          The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund's outstanding securities. Information provided in this table is as of ___________, 2004.

          To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

          [update]

                           INSTITUTIONAL CLASS SHARES

Shareholder                 Address                    Percentage of Shares Held

LOOMIS SAYLES BENCHMARK CORE BOND FUND


LOOMIS SAYLES CORE PLUS FIXED INCOME FUND


LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND


LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND


LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

LOOMIS SAYLES MID CAP GROWTH FUND


LOOMIS SAYLES SMALL COMPANY GROWTH FUND

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND


                               RETAIL CLASS SHARES
LOOMIS SAYLES BENCHMARK CORE BOND FUND

*Such ownership may be beneficially held by individuals or entities other than the owner listed.

Management Ownership
[To be updated]

     As of record on __________, 2004, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Funds, except that the officers and trustees of the Trust owned beneficially ___% of the Loomis Sayles Global Bond Fund, ___% of the Loomis Sayles Intermediate Duration Fund, ___% of the Loomis Sayles Small Cap Value Fund and ___% of the Loomis Sayles U.S. Government Securities Fund. The amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") or the Loomis Sayles Funded Pension Plan (the "Pension Plan").

     As of __________, 2004, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated
Funds: ___% of the Loomis Sayles Global Bond Fund, ___% of the Loomis Sayles Institutional High Income Fund, ___% of the Loomis Sayles Small Cap Value Fund, and ___% of the Loomis Sayles U.S. Government Securities Fund.

     As of __________, 2004, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: ___% of the Loomis Sayles Global Bond Fund, ___% of the Loomis Sayles Intermediate Duration Fund, ___% of the Loomis Sayles Institutional High Income Fund and ___% of the Loomis Sayles Small Cap Value Fund.

     The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are Robert Ix, John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, Vincent Stanton, Paul Sherba and Kurt Wagner. Except for Timothy Hunt, John DeBeer and Vincent Stanton, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     Advisory Agreements. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

Fund                                                            Rate
-----------------------------------------------------        ------------

Loomis Sayles Benchmark Core Bond Fund                             0.30%

Loomis Sayles Core Plus Fixed Income Fund                          0.35%
Loomis Sayles Fixed Income Fund                                    0.50%

Loomis Sayles Institutional High Income Fund                       0.60%
Loomis Sayles Intermediate Duration Fixed Income Fund              0.30%
Loomis Sayles Investment Grade Fixed Income Fund                   0.40%
Loomis Sayles Mid Cap Growth Fund                                  0.75%
Loomis Sayles Small Company Growth Fund                            0.75%

Loomis Sayles U.S. Government Securities Fund                      0.30%

     During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amount of investment advisory fees from each Fund (before fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each
Fund:

                           Fiscal Year Ended                       Fiscal Year Ended                   Fiscal Year Ended
                                9/30/01                                 9/30/02                             9/30/03
                  ------------------------------------    -------------------------------------   -----------------------------
                                        Fee Waivers                            Fee Waivers                      Fee Waivers
                                        and Expense                            and Expense        Advisory      and Expense
Fund                Advisory Fees       Assumptions        Advisory Fees       Assumptions          Fees        Assumptions
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
       Sayles
    Benchmark
    Core Bond
         Fund           $    51,299         $  98,794           $   52,372           $ 164,327
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis                38,267            79,974              133,468             135,089
  Sayles Core
   Plus Fixed
  Income Fund
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
 Sayles Fixed
  Income Fund             2,188,126           114,811            1,967,644             178,958
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
       Sayles
Institutional
  High Income
         Fund               232,860           107,027              196,912             114,897
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
       Sayles
 Intermediate
     Duration
 Fixed Income
         Fund                73,795            89,427               76,350              96,897
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
       Sayles
   Investment
  Grade Fixed
  Income Fund               596,615           100,689              591,725             128,556
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
   Sayles Mid
   Cap Growth
         Fund                48,608            66,529               58,954              77,098
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
 Sayles Small
      Company               712,512           114,302              573,170             132,636
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------

--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
  Growth Fund
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------
       Loomis
  Sayles U.S.
   Government
   Securities
         Fund                41,666           104,811               43,511              95,129
--------------    ------------------    --------------    -----------------    ----------------   ----------    ---------------

     The Trust pays compensation to its trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust; registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and Prospectuses, including amendments and revisions thereto, annual, semiannual, and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing, and financial reporting, including related clerical expenses.

     Under each advisory agreement, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances that would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses, and extraordinary expenses.

     Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

     Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

     In addition to serving as investment adviser to each series of the Trust, Loomis Sayles acts as investment adviser to each series of Loomis Sayles Funds II, a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management investment companies and also provides investment advice to numerous other corporate and fiduciary clients.

     Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. Loomis, Sayles & Company, L.P. is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. CDC IXIS Asset Management

Holdings, Inc. is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management US, LLC, is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the sole limited partner of CDC IXIS Asset Management North America L.P. CDC IXIS Asset Management North America, L.P. is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company. CDC IXIS Asset Management S.A. is majority-owned by CDC Finance--CDC IXIS and indirectly owned, through CDC Finance--CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

     The seventeen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $_____ billion in assets under management or administration as of September 30, 2003.

     Certain officers and trustees of the Trust also serve as officers, directors, and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, that might result from these practices.

     Distribution Agreement and Rule 12b-1 Plans. Under agreements with the Trust (the "Distribution Agreements"), CDC IXIS Asset Management Distributors, L.P., 399 Boylston St., Boston, Massachusetts 02116 (the "Distributor"), serves as the general distributor of each class of shares of the Funds. Under the Distribution Agreements, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing the Prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of the Prospectuses to existing shareholders. The Distributor currently is paid a fee for serving as Distributor for the Loomis Sayles Benchmark Core Bond Fund.

     As described in its Prospectus, the Loomis Sayles Benchmark Core Bond Fund has adopted a Rule 12b-1 plan ("Plan") for its Retail Class shares. The Plan, among other things, permits the Retail Class to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class, as compensation for its services as principal underwriter of the shares of this class. Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) was approved by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement. The principal types of activities for which payments under the Plan may be made include payments to intermediaries for shareholder servicing, for no transaction fee or wrap programs, and for retirement plan record keeping. Payments under the Plan also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. The Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in the Plan that would materially increase the fees payable thereunder by the Retail Class of the Fund requires approval of the Retail Class shareholders, of the Fund. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. The Plan provides that, for so long as the Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All amounts paid under the Plan during the last fiscal year were paid as compensation to the Distributor. The compensation payable under the Plan may be paid regardless of the Distributor's expenses. The anticipated benefits to the Fund from the Plan include the ability to attract and maintain assets.

     The Distribution Agreements may be terminated at any time with respect to a Fund on 60 days' written notices to the Distributor by vote of a majority of the outstanding voting securities of that Fund or by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Distribution Agreements also may be terminated by the Distributor on 90 days' written notice to the Trust, and the Distribution Agreements automatically terminate in the event of its "assignment," as that term is defined in the 1940 Act. In each such case, such termination will be without payment of any penalty.

     The Distribution Agreements will continue in effect for successive one-year periods with respect to each Fund, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust or the Distributor, in each case cast in person at a meeting called for that purpose.

         The following table provides information on the amount of fees paid by the Funds under these Plans during the past three fiscal years*:

  Fund Class                                                  2001                 2002                 2003
  ---------------------------------------------------- -------------------- -------------------- --------------------
  Loomis Sayles Benchmark Core Bond Fund
           Retail Class                                              -                 $11

   *For the fiscal year ended September 30, 2003, fees received by the Distributor in connection with the Plans were paid as compensation to broker-dealers.

     Other Services. Prior to July 1, 2003, Loomis Sayles performed certain accounting and administrative services for the Trust, pursuant to administrative services agreements (the "Administrative Services Agreements") between Loomis Sayles and the Trust dated May 16, 2000. For the period May 16, 2000 through May 16, 2002, the Trust reimbursed Loomis Sayles for its expenses in performing or arranging for the performance of (i) corporate secretarial services, (ii) registration and disclosure assistance, (iii) legal and compliance services,
(iv) transfer agent monitoring, (v) treasury financial services, (vi) treasury regulatory services and (vii) treasury tax services and other treasury services as may arise from time to time. Beginning May 16, 2002, Loomis Sayles was paid at an annual rate of 0.035% of each Fund's average daily net assets for these services. Effective July 1, 2003, Loomis Sayles assigned the Administrative Services Agreements to CDC IXIS Asset Management Services, Inc., an affiliate of Loomis Sayles ("CIS"), and CIS now performs the services listed above at the same annual rate of 0.035% that was paid to Loomis Sayles.

     Prior to July 1, 2003, pursuant to the administrative services agreement between the Trust and Loomis Sayles, Loomis Sayles was reimbursed or was paid by the Trust, on behalf of the Funds, the following amounts:

                                                                   Fiscal Year         Fiscal Year        Period October
                                                                      Ended               Ended          1, 2003 through
Fund                                                             Sept. 30, 2001      Sept. 30, 2002       June 30, 2003
-------------------------------------------------------------    ----------------    ----------------    -----------------
Loomis Sayles Benchmark Core Bond Fund                                  $  5,355             $ 7,322
Loomis Sayles Core Plus Fixed Income Fund                                  3,280              14,941
Loomis Sayles Fixed Income Fund                                          143,716             167,539
Loomis Sayles Institutional High Income Fund                              12,720              14,073
Loomis Sayles Intermediate Duration Fixed Income Fund                      7,215              10,522
Loomis Sayles Investment Grade Fixed Income Fund                          49,645              62,315
Loomis Sayles Mid Cap Growth Fund                                          1,944               4,043
Loomis Sayles Small Company Growth Fund                                   32,151              33,042

     For the period July 1, 2003 through September 30, 2003, pursuant to the administrative services agreement between CIS and the Trust, CIS was reimbursed or was paid by the Trust _________________.

     Transfer Agency Services. CIS also performs transfer agency services for the Funds. CIS maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholder reports, prepares and mails distribution payments, and maintains records of Fund transactions. The Trust pays CIS for its services based on the number of open accounts.

     Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis.

     Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements and assists in the preparation of the Funds' federal and state income tax returns. The information under the caption "Financial Highlights" included in the Prospectuses has been so included, and the financial statements, financial highlights and reports incorporated by reference herein from the 2003 Annual Reports of the Trust and Loomis Sayles Funds II have been so incorporated, in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of PricewaterhouseCoopers LLP as experts in auditing and accounting.

     Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Generally

     Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

     Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

"Soft Dollars"

     Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").

     The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

     If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

     In connection with Loomis Sayles' use of "soft dollars", a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

     Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

     Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

     For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

         The following tables set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions"), and (3) the dollar amount of commissions paid on directed transactions during such year. Funds not listed in a table did not pay brokerage commissions during the relevant year. (For fiscal years ended prior to September 30, 2002, commissions shown in the table do not include "markups" on principal transactions).

                      FISCAL YEAR ENDED SEPTEMBER 30, 2001

                                                                 (1)                                      (3)
                                                              Aggregate               (2)             Commissions
                                                              Brokerage            Directed           On Directed
Fund                                                         Commissions         Transactions         Transactions
------------------------------------------------------     ----------------     ----------------    ------------------
Loomis Sayles Mid Cap Growth Fund*                                $ 19,396          $   822,902              $  1,447
Loomis Sayles Small Company Growth Fund                             87,567            4,823,142                 7,565

* The Loomis Sayles Mid Cap Growth Fund commenced operations of February 28,
2001.


                      FISCAL YEAR ENDED SEPTEMBER 30, 2002

                                                                 (1)                                      (3)
                                                              Aggregate               (2)             Commissions
                                                              Brokerage            Directed           On Directed
Fund                                                         Commissions         Transactions         Transactions
------------------------------------------------------     ----------------     ----------------    ------------------
Loomis Sayles Mid Cap Growth Fund *                              $  42,215         $  4,641,286              $  8,503
Loomis Sayles Small Company Growth Fund**                          349,928           18,137,351                47,855

* Brokerage commissions for the Loomis Sayles Mid Cap Growth Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the fact that the Fund was not in existence for the full fiscal year of 2001.

** Brokerage commissions for the Loomis Sayles Small Company Growth Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the inclusion of mark-ups on principal transactions.

                      FISCAL YEAR ENDED SEPTEMBER 30, 2003

                                                                 (1)                                      (3)
                                                              Aggregate               (2)             Commissions
                                                              Brokerage            Directed           On Directed
Fund                                                         Commissions         Transactions         Transactions
------------------------------------------------------     ----------------     ----------------    ------------------
Loomis Sayles Mid Cap Growth Fund
Loomis Sayles Small Company Growth Fund

     The table below presents information regarding the securities of the Funds' regular broker-dealers that were held by the Funds as of September 30, 2003.

                                                                                                     % of
Fund                                                                          Market Value       Fund Assets
-------------------------------------------------------------------------    ----------------    -------------
Loomis Sayles Benchmark Core Bond Fund
       Goldman Sachs Group, Inc.
       Lehman Brothers, Inc.
       Morgan Stanley Group, Inc.
Loomis Sayles Core Plus Fixed Income Fund
       Goldman Sachs Group, Inc.
Loomis Sayles Intermediate Duration Fixed Income Fund
       Bank of America Corp.
       Bear Stearns Cos., Inc.
       Donaldson, Lufkin & Jenrette, Inc.
       Lehman Brothers Holdings, Inc.
       Lehman Brothers, Inc.
       Morgan Stanley Group

                            DESCRIPTION OF THE TRUST

     The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust, dated December 23, 1993, as amended (the "Declaration of Trust").

     The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

     The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds there from, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

     The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of the Loomis Sayles Benchmark Core Bond Fund are currently divided into two classes, designated Retail Class and Institutional Class shares. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the trustees may terminate the Trust or any Fund upon written notice to the shareholders.

Voting Rights

     Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

     There will normally be no meetings of shareholders for the purpose of electing trustees for the Trust except that, in accordance with the 1940 Act,
(i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change, or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

     Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

How to Buy Shares

     The procedures for purchasing shares of each Fund are summarized in its Prospectus under "General Information--How to Purchase Shares."

Net Asset Value

     The net asset value ("NAV") of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of such Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the NYSE is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor

Day, Thanksgiving Day, and Christmas Day. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or the NASDAQ Official Closing Price, as applicable. If there is no reported sale during the day, such pricing services generally use the closing bid price. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are not readily available (including restricted securities, if any) are fair valued in good faith using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

                              SHAREHOLDER SERVICES

Open Accounts

     A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year the shareholder servicing agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

     The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated, or destroyed certificates.

     The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive notice before any such charges are made.

Systematic Withdrawal Plan (Loomis Sayles Benchmark Core Bond Fund and Loomis Sayles U.S. Government Securities Fund ONLY)

     A Systematic Withdrawal Plan, referred to in the relevant Prospectus under "General Information--How to Redeem Shares," provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

     Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

     Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information regarding federal income taxes.

Exchange Privilege

     Retail Class shares of the Funds may be exchanged, subject to investment minimums, for Retail Class shares of any other series of Loomis Sayles Funds II or any series of Loomis Sayles Funds I that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, a money market fund advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. Institutional Class shares of the Funds may be exchanged, subject to investment minimums, for Institutional Class shares of any other series of Loomis Sayles Funds II or any series of Loomis Sayles Funds I that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds II, any series of Loomis Sayles Funds I or any CDC Nvest Fund that offers Class Y shares or for Class A shares of the CDC Nvest Cash Management Trust or CDC Nvest Tax Exempt Money Market Trust, which is also advised by CDC IXIS Asset Management Advisers, L.P.

     Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with the Trust or (2) sending a written exchange request to the Trust accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs (Loomis Sayles Benchmark Core Bond Fund and Loomis Sayles U.S. Government Securities Fund ONLY)

     IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund.

     All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

     Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Redemptions

     The procedures for redemption of each Fund's shares are summarized in its Prospectus under "General Information--How to Redeem Shares."

     Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions, or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectuses, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address for an account whose account registration has not changed in the past 30 days.

     If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to the Trust at 800-633-3330. When a telephone redemption request is received, the proceeds are generally wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephone redemption requests must be received by the Trust prior to the close of regular trading on the NYSE on a day when the Exchange is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by the Trust, and a new request will be necessary.

     In order to redeem shares by telephone, a shareholder either must select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to the Trust a written request with a signature guarantee. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, the Distributor, State Street Bank, and their affiliates are not responsible for the authenticity of withdrawal instructions received by telephone.

     The redemption price will be the NAV per share next determined after the redemption request and any necessary special documentation are received by the Trust in proper form. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

     Each Fund normally will redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Trust at the beginning of such period.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "DISTRIBUTION AND TAXES."

Other

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. The broker's customers will receive the Funds' NAV next computed after an order is accepted by an authorized broker or the broker's authorized designee.

                             DISTRIBUTIONS AND TAXES

     In General. As described in the Prospectuses under "Dividends and Distributions," it is the policy of each Fund to pay its shareholders each year, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

     Investment income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     Taxation of Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year, and
(iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Distributions deriving from fixed-income securities will not be eligible for treatment as qualified dividend income.

     Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

     In general, distributions of investment income designated by a Fund as derived from qualified dividend income, if any, will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

     If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in a shareholder's shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

     Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

     Passive Foreign Investment Companies. Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

     Foreign Taxes. Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. A Fund may in some circumstances be eligible to and, in its discretion, may make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

     Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Financial Products. A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

     Certain hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between a Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Securities issued or purchased at a discount. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. Because a Fund investing in such securities will not, on a current basis, receive cash payments from the issuer of these securities in respect of accrued original issue discount, in some years such Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund that it otherwise would have continued to hold. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Any increase in the principal amount of an inflation-indexed bond will be original issue discount which is taxable as ordinary income in the year accrued, even though investors do not receive their principal, including any increases thereto, until maturity.

     Real Estate Investment Trusts ("REITs"). A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

     Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

     Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

     If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain. As it invests primarily in fixed-income securities, the Fund does not expect any of its distributions to be derived from qualified dividend income.

     Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

     Conclusion. The foregoing discussion relates solely to U.S. federal income tax law and is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty). For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights of the Funds included in the Trust's 2003 Annual Reports for the period ended September 30, 2003, filed with the SEC on ________, 2003 , are incorporated by reference to such Reports. The financial statements, financial highlights and reports of the Independent Accountants included in the Trust's 2003 Semi-Annual Reports for the period ended March 31, 2003, filed with the SEC on June 3, 2003, are also incorporated by reference to such Reports.

                           CALCULATION OF TOTAL RETURN

     Total Return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes that any dividends or capital gain distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                             PERFORMANCE COMPARISONS

Yield and Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each of the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Standard & Poor's Fund Services or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted or straight performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

     The Funds' yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

     At any time in the future, yields may be higher or lower than past yields, and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that the net asset value per share of each Fund may vary, just as yields for each Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of a Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

     Volatility. Each Fund may quote various measures of its volatility and benchmark correlation. In addition, a Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which a Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. Each Fund may utilize charts

         From time to time, articles about the Funds regarding performance, rankings, and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

         Loomis Sayles Fund I's advertising, sales literature, communications to shareholders and other promotional material may include, but is not limited to:

         A total return figure or modified inception date that more accurately compares a Fund's performance with other measures of investment return such as data published by Lipper Analytical Services, Inc. or with the performance of any other index.

         Hypothetical calculations of a Fund's aggregate total return for a period of time assuming the investment of a particular investment in shares of a Fund and assuming the reinvestment of all dividends and distributions.

         Discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, and the advantages and disadvantages of investing in tax-deferred and taxable investments).

         Discussions of economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation, sources of information, economic models, forecasts, data services utilized, consulted or considered in the course of providing advisory or other services, as well as historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities.

         A summary of the substance of information contained in shareholder reports (including the investment composition of a Fund by investment, industry sector and country weighting), as well as the views of Loomis Sayles as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. This information may be updated as of a current date (such as the date of the performance data, if any).

         Charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds.

         A discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments.

         Inclusion of symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors, and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants, and firms with whom Loomis Sayles may or may not have a relationship.

         Specific and general reference to comparative ratings, rankings, and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations, and publications.

         In addition, Loomis Sayles Funds I's advertising and promotional material may include, but is not limited to, discussions of the following information:

                  Loomis Sayles Funds I participation in wrap fee and no transaction fee programs

                  Loomis Sayles Fund's and Loomis, Sayles & Company, L.P.'s website

                  Loomis Sayles publications, including fact sheets for each Fund

                  Characteristics of Loomis Sayles, including the number and locations of its offices, its investment practices and clients, and assets under management

                  Specific and general investment philosophies, strategies, processes, and techniques

                  Specific and general sources of information, economic models, forecasts, and data services utilized, consulted, or considered in the course of providing advisory or other services

                  Industry conferences at which Loomis Sayles participates

                  Current capitalization, levels of profitability and other financial information

                  Identification of portfolio managers, researchers, economists, principals, and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

                  The specific credentials of the above individuals, including but not limited to previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards, and honors

                  The types of clients Loomis Sayles advises and specific identification of, and general reference to, current individual, corporate, and institutional clients, including pension and profit sharing plans [

                  Loomis Sayles' method of operation, personnel, internal work environment, procedure and philosophy]

                  Current and historical statistics relating to:

                  --total dollar amount of assets managed

                  --Loomis Sayles assets managed in total and by Fund

                  --the growth of assets

                  --asset types managed

         Loomis Sayles tag line--"Listening Harder, Delivering More"--and statements that and examples of how Loomis Sayles Funds I listens to its clients and works hard to deliver results that exceed their expectations.

                                                     Registration Nos. 333-22931
                                                                        811-8282

                              LOOMIS SAYLES FUNDS I
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)             Articles of Incorporation.

     (1) The Registrant's Agreement and Declaration of Trust dated December 23, 1993 (the "Agreement and Declaration") is incorporated by reference to exhibit (1) to post-effective amendment ("PEA") No. 2 filed on April 21, 1998 to the Registrant's initial registration statement filed on January 11, 1994 (the "Registration Statement").

     (2) Amendment No. 1 effective July 1, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 20 filed on September 10, 2003.

(b)             By-Laws.

     (1) The Registrant's By-Laws are incorporated by reference to exhibit (2) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

(c)             Instruments Defining Rights of Security Holders.

                Rights of shareholders are described in Article III, Sections 5 of the Agreement and Declaration is incorporated by reference to exhibit (1) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

(d)             Investment Advisory Contracts.

     (1) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Core Plus Fixed Income Fund, and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(11) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (2) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(4) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (3) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Institutional High Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(5) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (4) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

     (5) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Fixed Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(7) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (6) Advisory Agreement dated February 13, 2001 between the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (7) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Small Company Growth Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(8) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (8) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Benchmark Core Bond Fund, and Loomis Sayles is incorporated by reference to the exhibit
                (d)(2) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (9) Advisory Agreement dated September 12, 2003between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is filed herewith.

     (10) Advisory Agreement dated September 12, 2003between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles is filed herewith.

     (11) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Small Cap Value Fund, and Loomis Sayles is filed herewith.

     (12) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles U.S. Government Securities Fund, and Loomis Sayles is filed herewith.

     (13) Advisory Agreement between Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and Loomis Sayles is to be filed by amendment.

(e)             Underwriting Contracts.

     (1) Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Company Growth Fund and Loomis Sayles Benchmark Core Bond Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 20 filed on September 10, 2003.

     (2) Distribution Agreement dated September 12, 2003 between Registrant on behalf of Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund and CDC IXIS Distributors is filed herewith.

     (3) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.

     (4) Distribution Agreement between Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and CDC IXIS Distributors is to be filed by amendment.

(f)             Bonus or Profit Sharing Contracts.

                Not applicable.

(g)             Custodian Agreements.

     (1) Custodian Contract dated December 31, 1993 between the Registrant and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (8) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

     (2) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to Loomis Sayles Small Company Growth Fund is incorporated by reference to exhibit (g)(2) to PEA No. 8 to the Registration Statement filed on January 26,

                2000.

     (3) Form of Letter Agreement between Registrant and State Street relating to the applicability of the Custodian Contract for Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Intermediate Duration Fixed Income Fund is incorporated by reference to exhibit (g)(5) to PEA No. 8 to the Registration Statement filed on January 26, 2000.

     (4) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Mid Cap Growth Fund is incorporated by reference to exhibit (g)(7) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (5) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to Loomis Sayles Core Plus Fixed Income Fund is incorporated by reference to exhibit (g)(8) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (6) Amendment to Custodian Agreement between Registrant and State Street is incorporated by reference to exhibit (g)(9) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

     (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund is filed herewith.

     (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

(h)             Other Material Contracts.

     (1)  (i)   Transfer Agency and Service Agreement dated February 1, 2003 between the Registrant, on behalf of its respective series and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit (h)(1)(i) to PEA No. 20 filed on September 10, 2003.

          (ii) First Addendum dated September 12, 2003 to Transfer Agency and Service Agreement is filed herewith.

          (iii) Letter Agreement between the Registrant and CIS relating to the applicability of the Transfer Agency and Service Agreement to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

     (2)  (i)   Administrative Service Agreement dated October 1, 2003, between the Registrant on behalf of each of its series and CIS is filed herewith.

          (ii) Letter Agreement between the Registrant and CIS relating to the applicability of the Administrative Service Agreement to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

     (3) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among CDC Nvest Companies Trust I and CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Cash Management Trust and Loomis Sayles Funds I and Registrant is filed herewith.

(i)             Legal Opinion.

                Opinion and Consent of Counsel is incorporated by reference to exhibit i(i) to PEA No. 20 to the Registration Statement filed on September 10, 2003.

(j)             Other Opinions.

                Consent of PricewaterhouseCoopers LLP is to be filed by amendment.

(k)             Omitted Financial Statements.

                Not applicable.

(l)             Initial Capital Agreements.

                Not applicable.

(m)             Rule 12b-1 Plans.

     (1) Distribution Plan for Retail Class shares relating to Loomis Sayles Benchmark Core Bond Fund is incorporated by reference to exhibit (m)(1) to PEA No. 16 to the Registration Statement filed on November 27, 2002.

     (2) Distribution Plan relating to Retail Class shares of Loomis Sayles Bond Fund is filed herewith.

     (3) Distribution Plan relating to Retail Class shares of Loomis Sayles Global Bond Fund is filed herewith.

     (4) Distribution Plan relating to Retail Class shares of Loomis Sayles Small Cap Value Fund is filed herewith.

     (5) Distribution Plan relating to Admin Class shares of Loomis Sayles Bond Fund is filed herewith.

     (6) Distribution Plan relating to Admin Class shares of Loomis Sayles Small Cap Value Fund is filed herewith.

(n)             Rule 18f-3 Plan

                Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective September 2003, is incorporated by reference to exhibit (n) to PEA No. 20 filed on September 10, 2003.

(p)             Code of Ethics

     (1) Code of Ethics for Registrant dated August 22, 2003 is filed herewith.

     (2) Code of Ethics for Loomis Sayles is incorporated by reference to exhibit (p)(1) to PEA No. 16 to the Registration Statement filed on November 27, 2002.

     (3) Code of Ethics dated July 1, 2003 for CDC IXIS Distributors is incorporated by reference to exhibit (p)(3) to PEA No. 20 filed on September 10, 2003.

(q)             Powers of Attorney

                Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White is incorporated by reference to exhibit (o) to PEA No. 18 to the Registration Statement filed on June 20, 2003.

Item 24. Persons Controlled by or under Common Control with the Fund.

     As of November 21, 2003, there are no persons controlled by or under common control with any Fund of the Registrant.

     As of November 21, 2003, the persons listed below owned 25% or more of outstanding voting securities of a Fund of the Registrant and thus may be deemed to "control" the Fund within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund                                               Entity,State of Organization      Ownership
----                                               ----------------------------      ---------
Loomis Sayles Benchmark Core Bond Fund             Comerica Bank Attn Michael        48.96%
                                                   Moco
                                                   Matter Trust Support Services
                                                   Re City of Livonia
                                                   Retiree Health/Disability
                                                   P.O. Box 75000 MC 3446
                                                   Detroit, MI 48275-001
Loomis Sayles Bond Fund                            Charles Schwab & Co. Inc.         46.07%
                                                   Account #2
                                                   Attn Mutual Fund Dept
                                                   101 Montgomery St
                                                   San Francisc, CA 94104-4122
Loomis Sayles Core Plus Fixed Income Fund          Union Bank of California N        92.84%
                                                   Union Bank TR Nomince
                                                   FBO CMT Omnibus - Reinvest
                                                   PO Box 85484
                                                   San Diego, CA 92186-5484
Loomis Sayles Fixed Income Fund                    March & McLennan                  34.92%
                                                   Companies Inc
                                                   March & McLennan Defined
                                                   Benefit Plan
                                                   1166 Ave of the Americas
                                                   New York, NY 10036

Loomis Sayles Global Bond Fund                     Charles Schwab & Co. Inc.         52.85%
                                                   Attn Mutual Fund Depot
                                                   101 Montgomery St
                                                   San Francisco, CA 94109-4122
Loomis Sayles Intermediate Duration Fixed          Trustees of Clark University      43.16%
Income Fund                                        Attn: James Collins
                                                   950 Main St
                                                   Worcester, MA 01610-1477
                                                   Wells Fargo Bank NA               26.73%
                                                   FBO Auerbacher A/C 717100
                                                   C/O Loomis Sayles & Co LLP
                                                   155 N Lake Ave #1030
                                                   Pasadena, CA 91101-1827
Loomis Sayles Mid Cap Growth Fund                  City of Cambridge                 99.53%
                                                   Contributory Retirement
                                                   System
                                                   225 Bent Street
                                                   Cambridge, MA 02141-2001
Loomis Sayles Small Company Growth Fund            Massachusetts Water Resources     29.09%
                                                   Authority Retirement System
                                                   Attn Brian M Leahy
                                                   100 1/st/ Ave
                                                   Charlestown Navy Yard
                                                   Boston, MA 02129-2043

* Such ownership may be beneficially held by individuals or entities other than the owner listed.

As of November 21, 2003, there were no persons that own 25% or more of the outstanding voting securities of Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund, each a series of the Registrant.

Item 25.  Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 26.  Business and Other Connections of Investment Adviser

(a) Loomis, Sayles & Company, L.P., ("Loomis Sayles"), the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

          The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:

     CDC Nvest Funds Trust I
     CDC Nvest Funds Trust II
     CDC Nvest Funds Trust III
     CDC Nvest Cash Management Trust
     CDC Nvest Tax Exempt Money Market Trust
     CDC Nvest Companies Trust I
     Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                                          Positions and Offices                Positions and Offices
           Name                       with Principal Underwriter                with Registrant
-----------------------------------------------------------------------------------------------------------
CDC IXIS Asset Management             General Partner                       None
Distribution Corporation

John T. Hailer                        President and Chief Executive         Executive Vice President and
                                      Officer                               Trustee

John E. Pelletier                     Senior Vice President, General        Secretary
                                      Counsel, Secretary and Clerk

Scott E. Wennerholm                   Senior Vice President, Treasurer,     None
                                      Chief Financial Officer and Chief
                                      Operating Officer

Coleen Downs Dinneen                  Vice President, Deputy General        Assistant Secretary
                                      Counsel, Assistant Secretary and
                                      Assistant Clerk

Beatriz Pina Smith                    Vice President and Assistant          None
                                      Treasurer, Controller

Anthony Loureiro                      Vice President and Chief Compliance   None
                                      Officer

Jeff Coron                            Senior Vice President                 None

Frank S. Maselli                      Senior Vice President                 None

Sharon Wratchford                     Senior Vice President                 None

Curt Overway                          Senior Vice President                 None

Matt Witkos                           Senior Vice President                 None

Doug Keith                            Senior Vice President                 None

Robert Krantz                         Senior Vice President                 None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

Item 28.  Location of Accounts and Records

     The following companies maintain possession of the documents required by the specified rules:

          For all series of Registrant:

          (i)   Loomis Sayles Funds I
                399 Boylston Street
                Boston, MA 02116

          (ii)  Loomis, Sayles & Company, L.P.
                One Financial Center
                Boston, MA 02111

          (iii) CDC IXIS Asset Management Services, Inc. 399
                Boylston Street
                Boston, MA 02116

          (iv)  State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02110

          (v)   CDC IXIS Asset Management Distributors, L.P.
                399 Boylston Street
                Boston, Massachusetts 02116

Item 29.  Management Services

     None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28/th/ day of November, 2003.

                                             LOOMIS SAYLES FUNDS I

                                             By: /s/ John T. Hailer
                                                 ------------------------
                                                 John T. Hailer
                                                 Executive Vice President

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title                             Date
---------                    -----                             ----
/s/  NICHOLAS PALMERINO
--------------------------
Nicholas Palmerino           Treasurer                         November 28, 2003

PETER S. VOSS*
--------------------------
Peter S. Voss                Chairman of the Board; Trustee    November 28, 2003

JOSEPH ALAIMO*
--------------------------
Joseph Alaimo                Trustee                           November 28, 2003

GRAHAM T. ALLISON, JR.*
--------------------------
Graham T. Allison, Jr.       Trustee                           November 28, 2003

EDWARD A. BENJAMIN*
--------------------------
Edward A. Benjamin           Trustee                           November 28, 2003

ROBERT J. BLANDING*
--------------------------
Robert J. Blanding           President, Chief Executive        November 28, 2003
                             Officer, Trustee

DANIEL M. CAIN*
--------------------------
Daniel M. Cain               Trustee                           November 28, 2003

PAUL G. CHENAULT*
--------------------------
Paul G. Chenault             Trustee                           November 28, 2003

KENNETH J. COWAN*
--------------------------
Kenneth J. Cowan             Trustee                           November 28, 2003

RICHARD DARMAN*
--------------------------
Richard Darman               Trustee                           November 28, 2003

/s/ JOHN T. HAILER
--------------------------
John T. Hailer               Trustee, Executive Vice           November 28, 2003
                             President

SANDRA O. MOOSE*
--------------------------
Sandra O. Moose              Trustee                           November 28, 2003

JOHN A. SHANE*
--------------------------
John A. Shane                Trustee                           November 28, 2003

PENDLETON P. WHITE*
--------------------------
Pendleton P. White           Trustee                           November 28, 2003

                                                *By: /s/ JOHN E. PELLETIER
                                                     ---------------------------
                                                     John E. Pelletier
                                                     Attorney-In-Fact**
                                                     November 28, 2003

  ** Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White is incorporated by reference to exhibit (o) to PEA No. 18 to the Registration Statement filed on June 20, 2003.

                                                     Registration Nos. 333-22931
                                                                        811-8282

                              LOOMIS SAYLES FUNDS I
                                  Exhibit Index

(d)  (9)         Advisory Agreement between the Registrant, on behalf of Loomis
                 Sayles Bond Fund, and Loomis Sayles is filed herewith.

(d)  (10)        Advisory Agreement between the Registrant, on behalf of Loomis
                 Sayles Global Bond Fund, and Loomis Sayles is filed herewith.

(d)  (11)        Advisory Agreement between the Registrant, on behalf of Loomis
                 Sayles Small Cap Value Fund, and Loomis Sayles is filed herewith.

(d)  (12)        Advisory Agreement between the Registrant, on behalf of Loomis
                 Sayles U.S. Government Securities Fund, and Loomis Sayles is filed herewith.

(e)  (2)         Distribution Agreement between Registrant on behalf of Loomis
                 Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles
                 Small Cap Value Fund and Loomis Sayles U.S. Government
                 Securities Fund and CDC IXIS Distributors is filed herewith.

(e)  (3)         Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.

(g)  (7)         Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis
                 Sayles Small Cap Value Fund and Loomis Sayles U.S. Government
                 Securities Fund is filed herewith.

(h)  (1)   (ii)  First Addendum dated September 12, 2003 to Transfer Agency and
                 Service Agreement is filed herewith.

(h)  (2)   (i)   Administrative Service Agreement dated October 1, 2003, between the Registrant on behalf of each of its series and CIS is filed herewith.

(h)  (3)         Reliance Agreement for Exchange Privileges dated September 30,
                 2003 by and among CDC Nvest Companies Trust I and CDC Nvest
                 Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust
                 III and CDC Nvest Cash Management Trust and Loomis Sayles Funds
                 I and Registrant is filed herewith.

(m)  (2)         Distribution Plan relating to Retail Class shares of Loomis
                 Sayles Bond Fund is filed herewith.

(m)  (3)         Distribution Plan relating to Retail Class shares of Loomis
                 Sayles Small Cap Value Fund is filed herewith.

(m)  (4)         Distribution Plan relating to Retail Class shares of Loomis
                 Sayles Global Bond Fund is filed herewith.

(m)  (5)         Distribution Plan relating to Admin Class shares of Loomis
                 Sayles Bond Fund is filed herewith.

(m)  (6)         Distribution Plan relating to Admin Class shares of Loomis
                 Sayles Small Cap Value Fund is filed herewith.

(p)  (1)         Code of Ethics for Registrant dated August 22, 2003 is filed herewith.